                          VAN KAMPEN AMERICAN CAPITAL


                               GLOBAL EQUITY FUND



                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1997

                                     LOGO

                 A Wealth of Knowledge "A Knowledge of Wealth"
                          VAN KAMPEN AMERICAN CAPITAL

                               Table of Contents

Letter to Shareholders                  1
Performance Results                     4
Portfolio Management Review             5
Portfolio Highlights                    7
Portfolio of Investments                8
Statement of Assets and Liabilities    45
Statement of Operations                46
Statement of Changes in Net Assets     47
Financial Highlights                   48
Notes to Financial Statements          51

                            Letter to Shareholders

January 5, 1998

Dear Shareholder,

     On August 4, 1997, the announcement of exchange privileges between Van Kampen American Capital and Morgan Stanley funds opened the door to even greater investment opportunities. We are proud to offer an expanded family of mutual funds covering virtually every market and continent. In our view, the rapid appreciation of U.S. stock prices in recent years has created a need for investors to examine their portfolios carefully to ensure proper diversification among domestic and foreign investments. The Morgan Stanley funds, with their emphasis on global markets, can be valuable tools for accomplishing this diversification.

                             [ARTWORK APPEARS HERE]

Dennis J. McDonnell and Don G. Powell

ECONOMIC OVERVIEW

     After years of breakneck growth and rapid expansion of credit, Asia experienced a rare economic setback during the reporting period. The region's problems first became evident in July, when Thailand responded to a growing deficit in its current account (the broadest measure of a country's trade in goods and services) by devaluing its currency by nearly 40 percent. The Thai government's move set in motion a chain reaction of devaluations in other countries, which ultimately severed much of the region's traditional currency link to the U.S. dollar. At the height of the crisis in October, the Hong Kong dollar, pegged to the American dollar since 1983, came under attack by speculators.

     While Hong Kong officials ultimately used their large reserves to defend the currency and retain the U.S. dollar peg, Asia's turmoil was far from finished. The crisis next spread to South Korea, where that country's ailing financial sector required a massive infusion of liquidity from the International Monetary Fund to stave off widespread bankruptcies. As the reporting period ended, IMF and Korean officials were negotiating the precise terms and amount of the bailout.

     Compared to Asia, economic conditions in Europe and the United States were healthy and tranquil. Europe continued to enjoy solid economic growth with low inflation. The relatively tight fiscal policies required to accomplish a move to a single currency, however, have left Europe's unemployment rate in double digits.

     Strong growth, low inflation and robust job creation continued to characterize the U.S. economic environment during the reporting period. During the first quarter of 1997, the nation's output of goods and services grew at its fastest pace in nine years before slowing only modestly over the subsequent two quarters. Meanwhile, unemployment fell to 4.6 percent of the workforce in November, its lowest level since October 1973.

     Despite the thriving labor market and the rapid pace of economic activity, there was little evidence of inflation. Wholesale prices actually fell during each of the first seven months of 1997, the longest stretch of consecutive monthly declines in history. At the consumer level, prices increased by 1.8 percent over the 12 months through November.

                                       1                   Continued on page two

     Several factors contributed to keeping inflation in check. A strong rally in the U.S. dollar helped limit price increases on imported goods. Also, a sharp acceleration in productivity gains allowed employers to offset the cost of higher worker salaries without significantly raising prices.

MARKET REVIEW

     Global equity markets experienced a sharp increase in volatility during the later stages of the reporting period. In particular, the currency crisis that roiled most Southeast Asian economies spilled over into the region's equity markets, creating an avalanche of selling that ultimately spread to the United States. From its peak in early August, the Dow Jones Industrial Average fell by nearly 16 percent by late October before rebounding in November.

     Despite the shifting global economic conditions, U.S. stocks continued to post solid returns. The Morgan Stanley Capital International (MSCI) U.S. Index gained 13.7 percent in the six months ended in November. Within the U.S. market, investors poured money into small-capitalization stocks, attracted by the sector's favorable relative valuations and indications that the strong U.S. dollar could undermine the earnings of large multinational corporations.

     The Asian crisis took a larger toll on foreign equity markets, as evidenced by the MSCI EAFE Index falling by 4.33 percent in the six-month period. Predictably, the biggest declines occurred in the Pacific Rim nations. The MSCI Far East Index lost 23.4 percent during the same six-month period, while the MSCI Emerging Markets Far East Index fell 45.5 percent. Within Asia itself, no equity market emerged from the crisis unscathed; MSCI Indices in Korea, Indonesia, Malaysia, Thailand, and the Philippines each fell by more than 50 percent.

     Despite the strong headwinds from Asia, European stocks managed to gain ground. In the six months ended in November, the MSCI Europe Index climbed 9.8 percent, led by double-digit advances in Denmark, Finland, Italy, Sweden, and Switzerland. The generally solid performances by U.S. and European equities helped generate a 4.1 percent total return for the MSCI World Index during the reporting period.

OUTLOOK

     We expect that the recent upheavals in Southeast Asia will have a mixed impact on the U.S. economy and financial markets. Overall, we believe that lower currency values in Asia will result in less inflation in the U.S. and a greater likelihood of stable or falling interest rates. While equities also usually benefit from low inflation, we anticipate that corporate profits in the U.S. could be negatively impacted by the crisis. And with volatility already at hair-trigger levels, negative earnings surprises could lead to a sharp correction in U.S. stocks in the near term.

     Within Asia itself, we believe that the turbulence has yet to run its course. It is likely that Pacific Rim markets will continue to search for a bottom until investors arrive at meaningful projections for economic growth rates and corporate profits. As the reporting period ended, a clear vision of the new economic order in Asia remained elusive.

     We believe that European stocks generally have the least to lose by the Asian shock. European exports to Asia are relatively modest, and the region continues to enjoy solid growth, declining budget deficits, and benign inflation.

     The return of significant market volatility in the world markets is a reminder of the ongoing need to monitor your portfolio carefully for proper diversification among asset classes. We urge our

                                       2                 Continued on page three
fund shareholders to use this opportunity to consider how their holdings are currently divided among the three major asset classes of stocks, bonds, and cash. Uneven moves in the various markets can distort a carefully planned investment program. We encourage you to review your portfolio with an eye toward correcting imbalances in the way assets have grown to be allocated.

Sincerely,

/s/ Don G. Powell                  /s/ Dennis J. McDonnell

Don G. Powell                      Dennis J. McDonnell
Chairman                           President
Van Kampen American Capital        Van Kampen American Capital
Asset Management, Inc.             Asset Management, Inc.

          Performance Results for the Period Ended November 30, 1997

               VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND


                                                       A SHARES    B SHARES   C SHARES
Total Returns
Six-month total return based on NAV/1/.................   2.27%       1.83%       1.88%

Six-month total return/2/............................    (3.63%)     (3.17%)       .88%

One-year total return/2/.............................     6.42%       7.16%      11.12%

Five-year average annual total return/2/.............    12.02%      12.31%        N/A

Life-of-Fund average annual total return/2/..........    10.56%      10.14%      12.18%

Commencement Date....................................  08/05/91    11/15/91    06/21/93

N/A=Not Applicable

/1/Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (5.75% for A shares) or contingent deferred sales charge for early withdrawal (5% for B shares and 1% for C shares).

/2/Standardized total return. Assumes reinvestment of all distributions for the periods and includes payment of the maximum sales charge (A shares) or contingent deferred sales charge for early withdrawal (B and C shares).

See the Prior Performance section of the current prospectus. Past performance does not guarantee future results. Investment return and net asset value will fluctuate with market conditions. Fund shares, when redeemed, may be worth more or less than their original cost.

Market forecasts provided in this report may not necessarily come to pass.

                          Portfolio Management Review

                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND

The following is an interview with the management team of the Van Kampen American Capital Global Equity Fund. As of April 1, 1997, the Fund is managed by portfolio managers Barton M. Biggs and Ann D. Thivierge, with support from Madhav Dhar and Francine J. Bovich, Morgan Stanley Asset Management Inc., subadviser to the Fund.

[Q] HOW WOULD YOU CHARACTERIZE THE MARKET CONDITIONS IN WHICH THE FUND OPERATED DURING THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 1997?

[A] During the period, there were several prevailing trends in the global marketplace:

     . A severe and high-profile currency crisis in Southeast Asia led to drastic declines in nearly all the region's equity markets.

     . Despite changing global economic conditions, U.S. equities continued to perform solidly. Stocks in the U.S. were supported by a nearly perfect economic environment of sustainable growth, negligible inflation, and declining budget deficits. Fears that a recession in Asia would slow imports and pinch profit margins, however, led to a correction in U.S. stock prices between August and late October.

     . European stocks benefited from a continuation of the region's economic expansion and widespread investor optimism regarding interest rates. Inflation remained stable as governments followed generally restrictive fiscal policies and consumer demand was subdued.

[Q] WHAT SIGNIFICANT INVESTMENT TECHNIQUES AND STRATEGIES WERE USED TO PURSUE THE FUND'S INVESTMENT OBJECTIVE?

[A] We believed early in 1997 that growing current-account deficits in Asia would eventually threaten currency stability and economic growth in the region. Accordingly, the Fund was under-weighted in the Far East as the reporting period began, and this allocation was further reduced during the following six months.

     Meanwhile, weightings were substantially increased in Europe, particularly in the United Kingdom. We used the occasion of record-high equity values in the U.S. to take profits, thereby reducing the Fund's allocation to U.S. stocks by about three percent. We also raised cash reserves significantly to help cushion the portfolio against volatility and to provide buying power in the event of future declines. The following table displays changes in asset and regional allocations during the reporting period.

                                                                   Percentage
                         November 30, 1997   May 31, 1997            Change
                         -----------------   ------------          ----------
North America..............  41.00% ............ 43.94% ............   -6.7%
Europe.....................  38.65% ............ 29.65% ............  +30.4%
Japan......................   6.13% ............ 12.48% ............  -50.9%
Far East...................   0.32% ............  8.27% ............  -96.1%
Cash.......................  12.54% ............  3.81% ............ +229.1%

[Q]  HOW HAS THE FUND PERFORMED DURING THE REPORTING PERIOD?

[A]  The Fund's total return during the six months ended November 30, 1997 was
2.27 percent/1/ (Class A shares at net asset value). During the same period, the Morgan Stanley Capital International World Index gained 4.1 percent. Please keep in mind that this is an unmanaged index used as a benchmark for general global equity funds. It does not reflect any commissions or fees that would be paid by an investor purchasing the securities it represents. Please refer to the chart on page four for additional Fund performance results.

[Q]  WHAT IS YOUR OUTLOOK FOR THE MONTHS AHEAD?


[A] Prospects for economic growth in Asia continue to deteriorate as governments struggle with systemic weakness in the region's financial sector. In this environment, we believe that further instability is likely in Asian equity and currency markets. We find the most compelling investment opportunities in Europe, where solid growth and stable interest rates provide a sound underpinning for equity prices. Also, the underfunded position of many European pension funds could provide additional demand for that region's stocks.

     Closer to home, we are less optimistic about U.S. equities. While the American economy remains fundamentally sound, we believe that investors are overly optimistic regarding growth in corporate profits. With valuations already extended and volatility increasing, U.S. stocks could become vulnerable to the effects of widespread earnings disappointments next year.

/s/ Barton M. Biggs                    /s/ Ann D. Thivierge
Barton M. Biggs                        Ann D. Thivierge
Portfolio Manager                      Portfolio Manager
Morgan Stanley Asset Management Inc.   Morgan Stanley Asset Management Inc.

/s/ Francine J. Bovich                 /s/ Madhav Dhar
Francine J. Bovich                     Madhav Dhar
Portfolio Manager                      Portfolio Manager
Morgan Stanley Asset Management Inc.   Morgan Stanley Asset Management Inc.


                                       6    Please see footnotes on page four

                             Portfolio Highlights

                Van Kampen American Capital Global Equity Fund

Top Five Holdings as a Percentage of Long-Term Investments

                                                                 AS OF                                   AS OF
                                                            NOVEMBER 30, 1997                          MAY 31, 1997
Latin American Discovery Fund, Inc. .......................       1.5%       ......................        1.1%
General Electric Co........................................       1.0%       ......................        1.9%
Novartis...................................................       1.0%       ......................        0.8%
ENI........................................................       0.8%       ......................        0.5%
Bank of Tokyo..............................................       0.8%       ......................        0.3%

Asset Allocation as a Percentage of Total Investments

AS OF NOVEMBER 30, 1997                                                      AS OF MAY 31, 1997
Stocks.....................................................      86.2%       Stocks...................     95.6%
Commercial Paper...........................................      13.5%       Repurchase Agreements....      3.8%
Foreign Currency...........................................       0.3%       Foreign Currency.........      0.6%

Top Ten Countries as a Percentage of Long-Term Investments

AS OF NOVEMBER 30, 1997                                                      AS OF MAY 31, 1997
United States..............................................      45.8%       United States............     47.0%
United Kingdom.............................................      10.9%       Japan....................     12.8%
Japan......................................................       9.8%       United Kingdom...........      8.3%
Germany....................................................       5.8%       France...................      5.4%
France.....................................................       5.4%       Germany..................      4.7%
Canada.....................................................       5.0%       Canada...................      4.4%
Switzerland................................................       4.1%       Singapore................      3.2%
Italy......................................................       3.7%       Switzerland..............      3.1%
Spain......................................................       2.4%       Spain....................      2.2%
Sweden.....................................................       2.4%       HongKong.................      2.2%

                           Portfolio of Investments
                         November 30, 1997 (Unaudited)

-----------------------------------------------------------------------
                                                Number
Description                                     of Shares  Market Value
-----------------------------------------------------------------------
COMMON STOCKS 84.9%
AUSTRALIA 0.0%
Broken Hill Proprietary Co.......................     981      $  8,994
Coles Myer.......................................   3,587        17,635
GIO Australia Holding............................     281           679
M.I.M. Holdings..................................     370           268
                                                              ---------
                                                                 27,576
                                                              ---------
AUSTRIA 0.9%
AMS Austria Mikros...............................     400        24,175
Austrian Airlines (b)............................   2,200        46,980
Bau Holding......................................     600        34,329
BBAG Oest Brau Bet...............................     800        38,680
Bk Austria (b)...................................   9,166       427,544
Bohler Uddeholm..................................   1,500       101,293
BWT Benckiser....................................     200        31,186
Creditanstalt Bank...............................   2,000       103,147
EA-Generali......................................     700       165,277
Flughafen Wien...................................   3,300       134,478
Lenzing (b)......................................     500        27,197
Mayr-Melnhof Karton (b)..........................   1,700        95,209
Oest Elektrizitats, Class A......................   4,100       328,410
OMV..............................................   3,200       416,429
Radex-Heraklith..................................   1,900        68,899
Steyr-Daimler-Puch...............................   1,400        39,881
VA Technologie...................................   1,700       256,038
Wienerberger Baust...............................   1,200       233,197
                                                              ---------
                                                              2,572,349
                                                              ---------
CANADA 4.2%
Abitibi Consolidated, Inc. (b)...................   8,300       107,221
Agrium, Inc......................................   6,800        68,508
Air Canada, Inc. (b).............................   6,900        65,883

                                        8     See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

---------------------------------------------------------------------------
                                                    Number
Description                                         of Shares  Market Value
---------------------------------------------------------------------------
CANADA (CONTINUED)
Alcan Aluminum.....................................   10,100     $  271,584
Avenor, Inc........................................    3,200         48,864
Bank of Montreal...................................   12,200        522,056
Bank of Nova Scotia................................   11,100        481,609
Barrick Gold Corp..................................   19,600        322,688
BCE, Inc...........................................   28,900        874,497
Bombardier, Inc., Class B..........................   14,800        305,487
Cae, Inc...........................................    6,300         49,981
Cameco Corp........................................    2,600         92,365
Canadian Imperial Bank.............................   19,100        569,909
Canadian Natural Resources (b).....................    4,800        105,732
Canadian Occidental Petroleum......................    7,300        161,955
Canadian Pacific...................................   16,000        452,136
Canadian Tire, Class A.............................    4,300         88,303
Cominco............................................    3,800         62,028
Corel Corp. (b)....................................    3,400          7,877
Cott Corp..........................................    2,800         27,718
Dofasco, Inc.......................................    4,700         72,924
Domtar, Inc........................................    7,400         50,135
Echo Bay Mines.....................................    7,300         16,657
Gulf Canada Resource (b)...........................   11,400         80,037
Imasco.............................................    9,900        352,740
Imperial Oil.......................................    7,800        464,106
Inco...............................................    7,300        138,379
IPL Energy, Inc....................................    2,700        115,253
Laidlaw, Inc., Class B Non Voting..................   13,400        172,633
Loewen Group, Inc..................................    3,200         78,632
MacMillan Bloedel..................................    7,200         76,330
Magna International, Inc., Class A.................    3,300        207,821
Methanex Corp. (b).................................    8,100         67,957

                                    9          See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

------------------------------------------------------------------------------
                                                        Number
Description                                            of Shares  Market Value
------------------------------------------------------------------------------
CANADA (CONTINUED)
Molson Cos., Class A..................................     3,700   $    67,540
Moore Corp............................................     5,200        81,047
Newbridge Networks Corp. (b)..........................     7,000       294,871
Noranda, Inc..........................................    11,300       189,609
Norcen Energy Resources...............................    11,400       140,064
Northern Telecom......................................    10,900       979,535
Nova Corp.............................................    25,300       237,129
Petro.................................................    13,500       240,741
Placer Dome, Inc......................................     9,800       118,686
Potash Corporation of Saskatchewan, Inc...............     2,500       196,581
Power Corporation of Canada...........................     6,100       186,724
Provigo, Inc. (b).....................................     6,100        32,334
Ranger Oil............................................     6,300        44,010
Renaissance Energy (b)................................     6,000       125,742
Repap Enterprises, Inc. (b)...........................     5,100           537
Rogers Communications, Inc., Class B (b)..............     8,100        36,396
Royal Bank of Canada..................................    14,400       770,372
Seagram...............................................    16,400       527,918
Suncor Energy, Inc....................................     3,700       121,766
Talisman Energy, Inc. (b).............................     6,200       182,167
Teck Corp., Class B...................................     4,000        58,132
TELUS Corp............................................     5,000       107,417
Thomson Corp..........................................    26,700       674,834
Transcanada Pipelines.................................    11,200       234,718
Westcoast Energy, Inc.................................     5,700       128,058
Weston George.........................................     2,200       172,991
                                                                    ----------
                                                                    12,529,924
                                                                    ----------

FRANCE 4.6%
Accor.................................................     1,250       236,309
Air Liquide...........................................     2,350       369,819
Alcatel Alsthom.......................................     4,700       589,162

                                      10     See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

------------------------------------------------------------------------------
                                                        Number
Description                                            of Shares  Market Value
------------------------------------------------------------------------------
FRANCE (CONTINUED)
AXA-UAP...............................................    10,000    $  725,696
BQE National Paris....................................     6,666       325,209
BIC...................................................     2,100       145,744
Bouygues..............................................       899        90,916
Canal Plus............................................     1,070       186,148
Carrefour.............................................     1,250       668,906
Cie Bancaire..........................................       900       134,467
Cie De St. Gobain.....................................     2,779       377,544
Cie Fin Paribas.......................................     3,500       252,867
Danone................................................     2,450       390,951
Eaux Cie Generale.....................................     4,027       532,085
Eaux Cie Generale, Warrants expiring 5/2/01 (b).......     3,550         2,171
Elf Aquitaine.........................................     8,150       945,700
Erid Beghin Say.......................................       950       147,731
Essilor International.................................       350        97,590
Eurafrance............................................       125        50,395
France Telecom (b)....................................    30,800     1,131,137
Havas.................................................     2,361       154,179
Imetal................................................       500        59,289
L'Oreal...............................................     2,100       803,957
Lafarge...............................................     3,050       201,497
Lagardere S.C.A.......................................     3,500       100,791
Legrand...............................................     1,000       190,571
LVMH (Moet Hennessy Louis Vuitton) (b)................     2,750       474,226
Lyonnaise des Eaux....................................     3,856       414,778
Michelin (CGDE), Class B..............................     3,916       210,948
Pathe.................................................       275        53,013
Pernod Ricard.........................................     2,150       109,261
Peugeot...............................................     1,650       186,430
Pin Printemps Redo....................................       675       345,315
Promodes..............................................       600       220,555

                                      11     See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

------------------------------------------------------------------------------
                                                        Number
Description                                            of Shares  Market Value
------------------------------------------------------------------------------
FRANCE (CONTINUED)
Rhone-Poulenc........................................     10,679   $   480,105
Sagem................................................        150        67,564
Sanofi...............................................      3,400       340,386
Schneider............................................      4,200       224,823
Simco................................................        775        55,139
Societe Generale.....................................      3,094       406,712
Sodexho Alliance.....................................        250       133,498
Thomson CSF..........................................      3,850       111,392
Total, Class B.......................................      7,550       792,946
Usinor Sacilor.......................................      7,950       124,974
Valeo................................................      2,100       138,878
                                                                    ----------
                                                                    13,801,774
                                                                    ----------

GERMANY  4.9%
Adidas...............................................      1,400       197,278
AGIV (b).............................................      1,350        27,712
Allianz..............................................      6,500     1,542,529
Amb Aach & Mun Bet...................................        100       102,580
BASF.................................................     16,500       583,839
Bayerische Hypotheden Bank...........................      7,050       305,827
Bayerische Vereinsbank...............................      7,400       439,552
Bayerische...........................................     21,000       777,244
Beiersdorf, Class A..................................      2,450       102,807
Bilfinger & Berger BAU...............................      1,400        51,523
Brau Und Brunnen (b).................................        250        20,839
CKAG Colonia Konzern.................................        800        67,593
Continental..........................................      2,800        70,893
Daimler Benz.........................................     14,300     1,012,799
Degussa..............................................      2,500       115,963
Deutsche Bank........................................     14,150       907,494
Deutsche Telekom.....................................     60,000     1,216,331
Dresdner Bank........................................     12,450       482,892

                                      12     See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

----------------------------------------------------------------------------------------------------
                                                                              Number
Description                                                                  of Shares  Market Value
----------------------------------------------------------------------------------------------------
GERMANY (CONTINUED)
Heidelberg Zement (b)....................................................        1,485   $   116,206
Hochtief.................................................................        2,600       107,627
Karstadt.................................................................          300       104,281
Klockner Humb Deut.......................................................        1,800        12,248
Linde....................................................................          300       186,958
Lufthansa................................................................       10,800       205,160
Man......................................................................          400       119,081
Mannesmann...............................................................        1,050       488,829
Merck KGaA...............................................................        4,550       165,642
Metro....................................................................        6,960       319,683
Muenchener Ruckversicherungs-Gesellschaft................................        2,000       624,894
Preussag.................................................................          500       143,039
RWE......................................................................        9,400       460,805
SAP......................................................................        1,700       494,528
Schering.................................................................        2,050       201,106
Siemens..................................................................       16,000       939,495
Strabag (b)..............................................................          100         6,589
Thyssen..................................................................        1,100       261,979
Veba.....................................................................       14,000       831,982
Viag.....................................................................          800       406,555
Volkswagen...............................................................          800       453,643
                                                                                          ----------
                                                                                          14,676,025
                                                                                          ----------

ITALY 3.2%
Assic Generali...........................................................       40,250       902,827
BCA Comm Italiana........................................................       64,000       183,380
BCO Ambros Veneto........................................................       25,000        81,907
BCO Ambros Veneto, Warrants expiring 1/2/98..............................       25,000        84,020
Benetton Group...........................................................        8,220       124,664
Burgo Cartiere...........................................................        7,000        41,330
Credito Italiano.........................................................      110,000       301,176
Edison...................................................................       29,000       157,123
ENI......................................................................      348,000     2,031,524

                                  13           See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

 --------------------------------------------------------------------------------------------------------
                                                                                   Number
Description                                                                       of Shares  Market Value
---------------------------------------------------------------------------------------------------------
ITALY (CONTINUED)
Falck Acciaierie & Ferriere Lombarde.........................................         5,000    $   21,736
Fiat.........................................................................       146,700       423,738
Fiat Di Risp.................................................................        32,400        51,388
Fiat Priv....................................................................        49,700        76,238
Impregilo (b)................................................................        15,000        10,758
Instituto Bancario San Paolo.................................................        38,500       318,909
Instituto Mobiliare Italiano.................................................        27,750       289,939
Instituto Nazionale delle Assicurazioni......................................       184,000       320,591
Italcementi..................................................................        10,500        66,797
Italcementi Di Risp..........................................................         7,000        17,910
Italgas......................................................................        30,000       115,741
Magneti Marelli..............................................................        22,500        36,663
Mediaset.....................................................................        52,500       259,224
Mediobanca Rinascente Risp, Warrants expiring 12/31/99 (b)...................         1,400           605
Mediobanca...................................................................        22,000       153,708
Montedison (b)...............................................................       125,000       103,325
Montedison Di Risp (b).......................................................        40,000        22,621
Olivetti & C. (b)............................................................       156,000        87,502
Parmalat Finanz (b)..........................................................        70,000       101,096
Pirelli......................................................................        70,000       173,829
RAS..........................................................................        13,000       120,965
Rinascente...................................................................        10,400        78,863
Rinascente, Warrants expiring 11/30/99.......................................         1,400         1,722
Sasib........................................................................         7,000        19,227
Sirti........................................................................        13,500        81,271
Snia BPD.....................................................................        30,000        29,869
Societa Assicuratrice Industriale............................................         6,000        60,779
Telecom Italia...............................................................       159,720       995,731
Telecom Italia Di Risp.......................................................        43,779       172,576
Telecom Italia Mob...........................................................       287,500     1,164,106
Telecom Italia Mob Di Risp...................................................        67,500       147,694
                                                                                                ---------
                                                                                                9,433,072
                                                                                                ---------

                                  14           See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

---------------------------------------------------------------------------------------------------
                                                                             Number
Description                                                                 of Shares  Market Value
---------------------------------------------------------------------------------------------------
JAPAN 8.3%
Advantest................................................................       1,800    $  124,537
Ajinomoto Co., Inc.......................................................      24,000       218,139
Aoki Corp. (b)...........................................................      14,000         3,291
Aoyama Trading Co........................................................       1,900        48,384
Asahi Breweries..........................................................      14,000       196,357
Asahi Chemical Industry Co...............................................      42,000       180,999
Asahi Glass Co...........................................................      40,000       255,436
Bank of Tokyo............................................................     132,600     1,922,116
Bridgestone Corp.........................................................      14,000       303,859
Canon, Inc...............................................................      17,000       410,264
Casio Computer Co........................................................       8,000        63,937
Chiba Bank...............................................................       4,000        15,608
Chugai Pharm Co. (b).....................................................      14,000        87,209
Dai Nippon Printing......................................................      16,000       317,179
Daiei, Inc. (b)..........................................................      15,000        64,995
Daikin Industries........................................................      14,000        73,606
Daiwa House Industries...................................................      14,000       112,987
Denso Corp...............................................................      17,000       310,362
East Japan Railway.......................................................          82       372,654
Ebara Corp...............................................................       9,000       100,137
Fanuc....................................................................       5,900       221,900
Fuji Photo Film Co.......................................................       8,000       287,718
Fujitsu (b)..............................................................      36,000       403,369
Furukawa Electric........................................................      10,000        48,893
Hankyu Corp..............................................................      19,000        90,813
Hazama Corp..............................................................      14,000         8,337
Hitachi..................................................................      69,000       489,285
Honda Motor Co...........................................................      18,000       651,597
Ito Yokado Co............................................................       9,000       406,190
Japan Air Lines Co. (b)..................................................      43,000       133,759
Japan Energy Corp........................................................      35,000        52,380
Jusco Co.................................................................       7,000       117,375
Kajima Corp..............................................................      28,000        92,145

                                  15           See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

-----------------------------------------------------------------------------
                                                        Number
Description                                           of Shares  Market Value
-----------------------------------------------------------------------------
JAPAN (CONTINUED)
Kansai Electric Power...............................     18,600      $316,255
Kao Corp............................................     25,000       333,007
Kawasaki Steel Corp.................................     22,000        36,200
Kinki Nippon Railway................................     33,000       182,809
Kirin Brewery Co....................................     28,000       215,663
Komatsu.............................................     28,000       168,055
Kubota Corp.........................................     42,000       145,128
Kumagai Gumi Co.....................................     28,000        18,868
Kyocera Corp........................................      4,200       202,719
Kyowa Hakko Kogyo...................................     14,000        70,206
Long-Term Credit Bank of Japan......................     35,000        58,962
Marubeni Corp.......................................     42,000       104,979
Marui Co............................................      3,000        47,013
Matsushita Electric Industries......................     42,000       654,887
Mitsubishi Chemical.................................     42,000        81,943
Mitsubishi Corp.....................................     39,000       304,360
Mitsubishi Electric Corp............................     49,000       135,530
Mitsubishi Heavy Industries.........................     76,000       298,938
Mitsubishi Materials Corp...........................     28,000        63,185
Mitsubishi Trust & Banking Corp.....................     37,000       492,850
Mitsui & Co.........................................     42,000       291,902
Mitsui Engineering & Ship Building Co. (b)..........     28,000        24,791
Mitsukoshi..........................................     15,000        42,311
Murata Manufacturing Co.............................      5,000       150,049
Mycal Corp..........................................      9,000        74,045
NEC Corp............................................     24,000       253,869
NGK Insulators......................................     14,000       130,539
Nippon Express Co...................................     11,000        57,575
Nippon Fire & Marine Insurance......................     14,000        43,330
Nippon Light Metal..................................     13,000        24,549
Nippon Meat Packer..................................     14,000       183,193
Nippon Oil Co.......................................     40,000       139,471
Nippon Steel Corp...................................    155,000       286,621


                                      16      See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

-----------------------------------------------------------------------------
                                                       Number
Description                                          of Shares   Market Value
-----------------------------------------------------------------------------
JAPAN (CONTINUED)
Nippon Telegraph & Telephone Corp...................       209     $1,719,491
Nippon Yusen Kabushiki Kaisha.......................    42,000        128,674
Nissan Fire & Marine Insurance......................       350          1,316
Nissan Motor Co.....................................    53,000        230,480
NKK Corp............................................    81,000         81,873
Odakyu Electric Railway.............................    16,000         77,101
Oji Paper Co........................................    28,000        116,498
Osaka Gas Co........................................    62,000        138,453
Penta Ocean Construction............................    14,000         24,243
Pioneer Electronic..................................     4,000         69,579
Rohm Co.............................................     1,000         98,727
Sakura Bank.........................................    97,000        338,977
Sankyo Co...........................................    11,000        350,793
Sanwa Bank..........................................    46,000        504,603
Sanyo Electric Co...................................    42,000        118,472
Secom Co............................................     3,000        188,051
Sega Enterprises....................................     2,700         60,082
Sekisui House.......................................    14,000        100,701
Sharp Corp..........................................    28,000        187,361
Shimano, Inc........................................     4,000         91,518
Shimizu Corp........................................    20,000         64,251
Shin Etsu Chemical Co...............................     6,000        142,449
Shiseido Co.........................................     6,000         81,332
Showa Denko K.K. (b)................................    28,000         41,465
Softbank Corp.......................................       700         12,615
Sony Corp...........................................     6,400        546,601
Sumitomo Chemical...................................    56,000        186,484
Sumitomo Corp.......................................    28,000        176,611
Sumitomo Electric Industries........................    19,000        254,574
Sumitomo Forestry...................................     6,000         40,431
Sumitomo Metal Industries...........................    50,000        101,861
Sumitomo Metal Mining Co............................    13,000         51,745
Sumitomo Osaka Cement Co............................    14,000         26,656

                                      17       See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

-------------------------------------------------------------------------------
                                                        Number
Description                                            of Shares   Market Value
-------------------------------------------------------------------------------
JAPAN (CONTINUED)
Taisei Corp...........................................    28,000    $    64,721
Taisho Pharmacy Co....................................     8,000        200,588
Takeda Chemical Industries............................    17,000        496,846
Teijin................................................    28,000         73,497
Tobu Railway Co.......................................    19,000         66,249
Tohoku Electric Power.................................    10,000        151,224
Tokyu Corp............................................    23,000         98,217
Tokyo Electric Power..................................    25,900        464,729
Tokyo Electron........................................     2,000         76,631
Tokyo Gas Co..........................................    56,000        133,830
Tokyo Marine & Fire Insurance Co......................    42,000        398,198
Toppan Printing Co....................................    19,000        257,551
Toray Industries, Inc.................................    42,000        190,872
Toto..................................................    14,000        128,345
Toyobo Co.............................................    28,000         42,782
Toyota Motor Corp.....................................    61,000      1,758,903
Ube Industries........................................    28,000         50,460
                                                                    -----------
                                                                     24,827,330
                                                                    -----------
NETHERLANDS 1.5%
ABN Amro Holdings.....................................    19,362        369,255
Ahold Koninklijke.....................................     7,108        189,566
Akzo Nobel............................................     1,100        193,509
Elsevier..............................................     9,900        167,383
Getronics.............................................     1,200         41,242
Heineken..............................................       700        118,528
ING Groep NV..........................................    11,207        455,656
KLM Royal Dutch Air Lines.............................     1,316         47,348
Koninklijke KNP BT....................................     1,500         32,381
Koninklijke Nedlloyd..................................       400          9,198
Koninklijke PTT Nederland.............................     6,660        267,432
OCE...................................................       303         34,534
Philips Electronic....................................     4,800        317,134
Royal Dutch Petroleum Co..............................    29,200      1,520,757

                                      18      See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------
                                              Number
Description                                  of Shares  Market Value
--------------------------------------------------------------------
NETHERLANDS (CONTINUED)
Stork.......................................       500    $   18,316
Unilever....................................     8,800       511,890
Wolters Kluwer..............................     1,010       133,714
                                                          ----------
                                                           4,427,843
                                                          ----------

NORWAY 0.5%
Aker RGI....................................     3,200        56,512
Bergesen, Series A..........................     2,800        71,836
Bergesen, Series B..........................     1,200        30,370
Christiania Bank............................    27,000        97,241
Dyno Industrier.............................     1,500        28,993
Elkem.......................................     2,600        36,877
Hafslund....................................     4,800        28,701
Helikopter Services Group...................     1,000        11,402
Kvaerner....................................     2,000        98,729
Leif Hoegh & Co.............................     1,600        31,371
Ncl Holdings (b)............................     6,600        24,688
Norsk Hydro.................................    11,300       582,175
Norske Skogsindustrier......................     1,500        45,888
Orkla.......................................     2,300       198,292
Petroleum Geo-Services (b)..................     1,600       103,012
Storebrand (b)..............................    14,000        95,197
Unitor......................................     1,000        12,932
                                                          ----------
                                                           1,554,216
                                                          ----------

PORTUGAL 1.0%
Banco Comercial Portugues...................    15,000       316,315
Banco Espirito Santo E Comercial............     7,900       222,226
Banco Totta E Acores........................     5,700       107,547
Bpi Soc Gestora.............................     7,600       168,912
Cimpor-Cimentos de Portugal.................     8,000       202,619
CIN Corp Ind Norte..........................       400        24,839
Corticeira Amorim...........................     1,500        17,064
Elec De Portugal (b)........................    35,200       636,218
INAPA Investimentos Participacoes Gestao....       500        16,648

                                      19       See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

-----------------------------------------------------------------------------------
                                                          Number
Description                                               of Shares   Market Value
-----------------------------------------------------------------------------------
PORTUGAL (CONTINUED)
Jeronimo Martins..........................................  2,300     $   72,689
Jeronimo Martins, Common Rights callable through 12/31/97.  2,300         72,689
Portucel Industrial Empressa Productora de Celulose.......  8,600         55,265
Portugal Telecom.......................................... 22,000      1,013,319
Soares Da Costa (b).......................................  1,100          8,546
Sonae Investimentos.......................................  4,000        149,501
UNICER-Uniao Cervejeira...................................  1,000         15,649
                                                                      ----------
                                                                       3,100,046
                                                                      ----------

SPAIN 2.1%
Acerinox..................................................    500         78,130
Aguas De Barcelona........................................  1,721         69,845
Argentaria, SA............................................  5,120        317,618
Autopistas Cesa...........................................  8,610        114,908
BCO Bilbao Vizcaya........................................ 27,300        824,804
BCO Central Hispan........................................ 13,200        253,182
BCO Santander............................................. 19,500        589,800
Corp Fin Alba.............................................    600         64,784
Corp Mapfre...............................................  1,100         53,705
Dragados Y Construction...................................  2,300         48,897
Ebro Agricolas............................................  2,000         34,605
Emp Nac Electricid (b).................................... 41,600        782,563
Empresa Nacl Celul........................................    900         14,607
Ercros (b)................................................  6,900          7,034
Fom Const Y Contra........................................  2,400         95,285
Gas Natural SDG...........................................  6,000        296,962
Iberdrola................................................. 37,700        481,648
Metrovacesa...............................................    945         40,751
Portland Valderriv........................................    300         24,445
Repsol.................................................... 12,200        527,731
Tabacalera, Class A.......................................  1,500        114,681
Telefonica De Espana...................................... 38,000      1,095,835
Union Electrica Fenosa.................................... 11,800        118,309

                                      20       See Notes to Financial Statements

                         November 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                                                       Number
Description                                           of Shares  Market Value
-----------------------------------------------------------------------------
SPAIN (CONTINUED)
Uralita................................................   2,100    $   24,435
Vallehermoso...........................................   1,700        49,879
Viscofan Envoltura.....................................     900        22,212
Zardoya Otis...........................................     400        46,543
                                                                 ------------
                                                                    6,193,198
                                                                 ------------

SWEDEN 2.0%
ABB, Class A...........................................  32,000       408,211
AGA, Class A...........................................   2,700        36,016
AGA, Class B...........................................   4,700        59,043
Astra, Class A.........................................  60,000     1,041,248
Atlas Copco, Class A...................................   7,400       227,132
Electrolux, Class B....................................   2,900       228,349
Ericsson Telefonaktiebolaget LM, Class B (b)...........  36,800     1,501,263
Esselte, Class A.......................................   1,500        29,139
Granges (b)............................................   1,450        23,098
Hennes & Mauritz, Class B..............................   8,000       369,876
Securitas, Class B.....................................   3,600       108,166
Skandia Foersaekrings..................................   4,600       242,466
Skandinaviska Enskilda Banken, Class A.................  21,100       248,669
Skanska, Class B.......................................   4,900       201,800
SKF, Class B...........................................   4,800       112,517
Stora Kopparbergs, Class A.............................  12,200       161,950
Svenska Cellulosa, Class B.............................   7,500       164,638
Svenska Handelsbkn, Class A (b)........................   8,200       288,856
Swedish Match..........................................  18,800        63,547
Trelleborg, Class B....................................   5,300        74,131
Volvo, Class B.........................................  15,600       416,189
                                                                 ------------
                                                                    6,006,304
                                                                 ------------

SWITZERLAND 3.5%
ABB....................................................     250       332,620
Adecco.................................................     450       132,557
Alusuisse-Lonza Holding................................     140       128,531

                                      21       See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

-------------------------------------------------------------------------
                                                  Number
Description                                       of Shares  Market Value
-------------------------------------------------------------------------
SWITZERLAND (CONTINUED)
Credit Suisse Group............................      6,000   $   877,402
Georg Fischer..................................         30        41,240
Holderbk Fn Glarus.............................        170       148,205
Nestle.........................................        970     1,427,311
Novartis (b)...................................      1,566     2,501,998
Roche Holdings Bearer..........................         40       608,781
Roche Holdings Genusscheine....................        171     1,530,341
Sairgroup (b)..................................         90       117,471
SGS Holdings...................................         45        84,079
SMH............................................        130        71,027
Sulzer.........................................        100        66,068
Swiss Bank Corp. (b)...........................      1,860       534,205
Swiss Reinsurance..............................        350       571,714
Ubs Schw Bkgesell (b)..........................        570       144,519
Union Bank of Switzerland......................        510       649,215
Valora Holding.................................        170        35,769
Zurich Versicherun.............................      1,170       492,355
                                                              ----------
                                                              10,495,408
                                                              ----------

UNITED KINGDOM 9.3%
Abbey National.................................     34,200       545,836
Arjo Wiggins Apple.............................     17,050        48,665
Associated British Foods.......................     12,225       112,628
B.A.T Industries...............................     75,625       679,487
Barclays.......................................     41,500     1,000,877
Bass...........................................     26,825       385,091
BG.............................................     94,720       454,323
BG, Class B (b)................................    107,350        52,578
BICC...........................................     17,050        44,345
Blue Circle Industiries........................     31,725       182,173
BOC Group......................................     17,050       272,120
Boots Co.......................................     26,825       394,151
BPB............................................     17,050        97,330
British Aerospace..............................     12,225       333,653

                                      22       See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

-------------------------------------------------------------------------
                                                   Number
Description                                       of Shares  Market Value
-------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
British Airways.................................     29,275    $  265,507
British Petroleum...............................    140,163     1,917,444
British Sky Broadcast...........................     39,025       290,001
British Steel...................................     48,800       113,943
British Telecommunications......................    141,550     1,092,522
BTR.............................................    102,500       355,746
Burmah Castrol..................................      7,300       122,920
Cable & Wireless................................     61,025       554,491
Cadbury Schweppes...............................     26,825       278,624
Caradon.........................................     19,170        60,544
Centrica (b)....................................    107,350       155,921
Coats Viyella...................................     21,975        38,227
Commercial Union................................     17,050       234,685
Courtaulds......................................     12,225        56,366
De Lousiana Rue.................................      2,450        16,551
EMI Group.......................................     12,860        96,868
General Electric................................     70,775       460,796
GKN.............................................     14,600       317,348
Glaxo Wellcome..................................     78,075     1,714,192
Granada Group...................................     17,050       243,900
Grand Metropolitan..............................     44,700       406,912
Great University Stores.........................     29,275       343,626
Guardian Royal Exchange.........................     19,525        93,981
Guinness........................................     44,800       406,309
Hanson..........................................     14,675        74,726
Harrison & Crosfield............................     31,725        63,493
HSBC Holdings (ADR).............................     53,700     1,308,714
Imperial Chemical Industries....................     21,975       325,115
Ladbroke Group..................................     29,275       133,001
Land Securities.................................     19,525       317,557
Lasmo...........................................     19,525        86,726
Legal & General Group...........................     29,275       249,685
Lloyds TSB Group................................    134,175     1,529,606

                            23          See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

-------------------------------------------------------------------------
                                                   Number
Description                                       of Shares  Market Value
-------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Lonrho..........................................     19,525    $   30,338
Marks & Spencer.................................     85,375       878,117
MEPC............................................     14,675       132,350
National Power..................................     34,200       326,635
North West Water (b)............................     17,050       219,136
P & O Finance (b)...............................     19,525       211,375
Pilkington......................................     36,575        79,685
Prudential Corp.................................     48,800       525,829
Rank Group......................................     21,975       128,227
Redland.........................................     14,675        84,516
Reed International..............................     33,725       359,121
Reuters Holdings................................     41,500       468,197
Rexam...........................................     14,675        71,875
Rio Tinto.......................................     29,275       353,514
RMC Group.......................................      7,300       110,468
Royal Bank Scot Group...........................     12,225       140,605
Royal Sun Alliance..............................     34,200       307,863
Safeway.........................................     21,975       120,248
Sainsbury J Finance.............................     39,025       320,979
Schroders.......................................      4,850       139,741
Scottish Power..................................     24,425       198,007
Sears...........................................     48,800        40,385
Sedgwick Group..................................     14,675        30,981
Slough Estates..................................     12,225        71,335
Smithkline Beecham..............................    127,975     1,188,754
Southern Electric...............................     12,225        92,704
Tarmac..........................................     34,200        66,424
Taylor Woodrow..................................     19,525        57,708
Tesco...........................................     46,325       374,370
Thames Water....................................     17,050       256,858
Thorn...........................................     11,892        30,026
TI Group........................................     12,225        98,795

                                      24       See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                           Number
Description                                              of Shares  Market Value
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Unilever..............................................      70,750   $   557,718
Vodafone Group........................................      80,525       538,555
Zeneca Group..........................................      21,975       701,447
                                                                      ----------
                                                                      27,642,190
                                                                      ----------
UNITED STATES 38.9%
Abbott Laboratories, Inc..............................       6,000       390,000
AccuStaff, Inc. (b)...................................       2,600        76,863
Adobe Systems, Inc....................................       3,300       138,600
Advanced Fibre Communications, Inc. (b)...............       2,200        56,925
AGCO Corp.............................................       2,600        71,175
Air Express International Corp........................       2,400        68,850
Air Products & Chemicals, Inc.........................         900        69,019
Airborne Freight Corp.................................       1,400        89,163
ALBANK Financial Corp.................................       1,800        83,250
Albertsons, Inc.......................................       5,000       221,875
Alcan Aluminum........................................         600        16,163
Allegheny Teldyne, Inc................................         200         5,150
Allen Telecom, Inc. (b)...............................       1,700        34,531
Allergan, Inc.........................................       2,900        98,238
Allied Waste Industries, Inc. (b).....................       3,400        74,375
AlliedSignal, Inc.....................................       6,800       252,450
Allstate Corp.........................................       6,300       541,012
Alltel Corp...........................................       5,600       222,600
Aluminum Company of America...........................         100         6,725
ALZA Corp. (b)........................................       3,000        80,063
AMBAC, Inc............................................       2,700       108,337
American Bankers Insurance Group, Inc.................       2,000        81,000
American Express Co...................................       5,800       457,475
American General Corp.................................       1,300        70,038
American Greetings Corp...............................      10,000       367,500
American Home Products Corp...........................       9,700       677,787
American International Group, Inc.....................       6,600       665,362

                                       25      See Notes to Financial Statements

                         November 30, 1997 (Unaudited)


--------------------------------------------------------------------------------
                                                           Number
Description                                              of Shares  Market Value
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
American Power Conversion Corp. (b)...................       2,000    $   60,750
American Stores Co....................................       5,600       110,950
Ameritech Corp........................................       5,200       400,725
Amoco Corp............................................       5,400       486,000
AMP, Inc..............................................       3,200       139,000
AMR Corp. (b).........................................         700        84,831
AMRESCO, Inc. (b).....................................       1,900        53,200
Andrew Corp. (b)......................................       3,600        95,400
Anheuser Busch Cos., Inc..............................       7,100       306,631
Apple Computer (b)....................................       3,300        58,575
Applied Materials, Inc. (b)...........................       9,600       316,800
AptarGroup, Inc.......................................       1,800       102,600
Armstrong World Industries, Inc.......................       2,200       151,662
Arvin Industries, Inc.................................       2,300        79,350
ASARCO, Inc...........................................       3,500        87,063
Ashland, Inc..........................................       3,500       163,406
Associated Banc-Corp..................................       1,900        94,525
Astoria Financial Corp................................       2,300       126,787
AT&T Corp.............................................      18,900     1,056,037
Atlantic Richfield Co.................................       1,600       130,400
Atmel Corp. (b).......................................       3,700        83,019
Automatic Data Processing, Inc........................       4,600       258,750
Avery Dennison Corp...................................         900        37,688
Avnet, Inc............................................       3,200       212,000
Avon Products, Inc....................................       2,600       150,312
AVX Corp..............................................       2,400        64,650
Baker Hughes, Inc.....................................       2,300        96,313
Baldor Electric Co., Common Rights
 Callable Through 5/25/98.............................       3,600       111,375
Ballard Medical Products..............................       3,000        69,188
BancOne Corp..........................................       6,000       308,250
Bank of New York, Inc.................................       5,400       290,250
BankAmerica Corp......................................      10,400       759,200
BankBoston Corp.......................................       3,600       320,850

                                      26       See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                          Number
Description                                              of Shares  Market Value
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Bankers Trust New York Corp..........................        1,300      $154,131
Bard (C.R.), Inc.....................................        6,100       182,619
Barnes & Noble, Inc. (b).............................        3,800       117,562
Bausch & Lomb, Inc...................................        5,100       202,087
Baxter International, Inc............................        3,000       151,875
Becton, Dickinson & Co...............................       10,100       520,781
Belden, Inc..........................................        2,200        72,875
Bell Atlantic Corp...................................        7,700       687,225
BellSouth Corp.......................................       11,000       602,250
Belo (A.H.) Corp.....................................        2,600       128,212
Bemis, Inc...........................................        1,200        50,550
Beneficial Corp......................................        1,500       116,437
Bergen Brunswig Corp., Class A.......................        1,900        81,581
Berkley (W.R.) Corp..................................        2,600       108,225
Betz Dearborn, Inc., Common Rights
 Callable through 9/19/98............................        1,900       115,662
Beverly Enterprises, Inc. (b)........................        4,100        69,700
Biogen, Inc. (b).....................................        2,600        91,000
Biomet, Inc. (b).....................................        3,400        81,175
Birmingham Steel Corp................................        8,100       124,031
BISYS Group, Inc. (b)................................        3,900       124,800
Black Box Corp. (b)..................................        2,100        74,813
Blanch (E.W.) Holdings, Inc..........................        3,600       124,425
BMC Industries, Inc..................................        3,600        66,825
Bob Evans Farms, Inc.................................        5,600       112,000
Boeing Co............................................        5,600       297,500
Boise Cascade Corp...................................        2,400        80,850
Borders Group, Inc. (b)..............................        1,900        54,269
Bowater, Inc.........................................        1,800        80,775
Briggs & Stratton Corp., Common Rights
  Callable Through 1/5/00............................        3,900       199,387
Bristol-Myers Squibb Co..............................       11,700     1,095,412
Brown-Forman Corp., Class B..........................        2,900       148,987
Browning Ferris Industries, Inc......................        2,500        89,219

                                       27      See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

------------------------------------------------------------------------------------------------------
                                                                                 Number
Description                                                                    of Shares  Market Value
------------------------------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Burlington Northern Santa Fe Corp..........................................      2,800      $256,200
Burlington Resources, Inc..................................................      1,700        75,650
CalEnergy, Inc. (b)........................................................      2,600        86,450
Callaway Golf Co...........................................................      3,200       102,000
Cambridge Technology Partners, Inc. (b)....................................      2,400        93,300
Camco International, Inc...................................................      1,600       100,400
Campbell Soup Co...........................................................      3,200       179,200
Capital Re Corp............................................................      1,600        89,700
Catalina Marketing Corp. (b)...............................................      1,300        60,125
Caterpillar, Inc...........................................................      6,400       306,800
Centocor, Inc. (b).........................................................      2,200        95,700
Central & South West Corp..................................................      6,800       170,000
Central Fidelity Banks, Inc................................................      2,600       125,287
Central Louisiana Electric Co..............................................      2,000        58,125
Central Newspapers, Inc., Class A..........................................      1,300        89,375
Centura Banks, Inc.........................................................      2,100       124,162
Century Telephone Enterprises, Inc.........................................      2,200       101,338
Chancellor Media Corp. (b).................................................      1,600        96,100
Charter One Financial, Inc.................................................      1,900       112,575
Chase Manhattan Corp.......................................................      6,600       716,925
Chevron Corp...............................................................      7,500       601,406
Chittenden Corp............................................................      1,600        70,600
Choice Hotels, Inc. (b)....................................................      4,300        74,981
Chrysler Corp..............................................................     11,000       377,437
Chubb Corp.................................................................      2,100       148,969
CIGNA Corp.................................................................      2,200       367,950
Cincinnati Milacron, Inc...................................................      7,000       206,937
CIPSCO, Inc................................................................      2,700       108,169
Circus Circus Enterprises, Inc. (b)........................................      4,400        90,750
Cisco Systems, Inc. (b)....................................................      2,500       215,625
Citicorp...................................................................      6,200       743,612
CKE Restaurants, Inc.......................................................      2,200        82,638
Clayton Homes, Inc.........................................................      5,500        90,406

                               28              See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

-----------------------------------------------------------------------------------------------------
                                                                               Number
Description                                                                   of Shares  Market Value
-----------------------------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Clorox Co..................................................................      2,100    $  163,012
CMAC Investment Corp.......................................................      1,600        83,100
CNF Transportation, Inc....................................................      1,800        78,300
Coast Savings Financial, Inc. (b)..........................................      1,600        96,000
Coastal Corp...............................................................        900        52,706
Coca-Cola Co...............................................................     27,800     1,737,500
Colgate-Palmolive Co.......................................................      1,200        80,175
Columbia / HCA Healthcare Corp.............................................     17,800       525,100
Comdisco, Inc..............................................................      2,200        64,350
Comerica, Inc..............................................................      3,600       306,675
Commercial Metals Co.......................................................      3,100       102,106
COMNET Cellular, Inc. (b)..................................................      3,100       109,469
Compaq Computer Corp. (b)..................................................      8,100       505,744
Compass Bancshares, Inc....................................................      2,000        80,000
CompUSA, Inc. (b)..........................................................      2,700        98,719
Computer Associates International, Inc.....................................      8,700       452,944
Computer Management Sciences, Inc. (b).....................................      3,300        53,625
ConAgra, Inc...............................................................      2,000        71,875
Concord EFS, Inc. (b)......................................................      2,700        68,850
Consolidated Edison Co.....................................................      4,300       162,325
Consolidated Natural Gas Co................................................        800        48,300
Consolidated Papers, Inc...................................................      1,800        96,975
Consolidated Stores Corp. (b)..............................................      2,600       126,425
Continental Airlines, Inc., Class B (b)....................................      1,900        86,569
Cooper Cameron Corp. (b)...................................................      1,400        85,313
Cooper Industries, Inc.....................................................      2,500       129,063
Cooper Tire & Rubber Co....................................................      7,100       158,862
Coors (Adolph) Co..........................................................      1,800        64,800
CoreStates Financial Corp..................................................      1,700       131,431
Corporate Express, Inc. (b)................................................      3,300        51,563
Countrywide Credit Industries, Inc.........................................      3,500       143,281
Covance, Inc. (b)..........................................................      3,800        68,875
CPC International, Inc.....................................................      4,100       423,837


                                  29           See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------------------------------------------
                                                                                  Number
Description                                                                      of Shares  Market Value
--------------------------------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Crescendo Pharmaceuticals Corp., Class A (b).................................          100      $  1,144
Crompton & Knowles Corp......................................................        3,800       100,700
Crown Cork & Seal Co., Inc...................................................          100         4,881
CSX Corp.....................................................................        4,700       245,869
Cyprus Amax Minerals Co......................................................        2,900        53,106
Cytec Industries, Inc. (b)...................................................        2,100        96,075
Dallas Semiconductor Corp....................................................        2,500       122,187
Dana Corp....................................................................          800        37,400
Danaher Corp.................................................................        2,600       152,750
Darden Restaurants, Inc......................................................        8,600       102,125
Dayton Hudson Corp...........................................................        4,300       285,681
Dean Foods Co................................................................        2,600       138,125
Deere & Co...................................................................        4,700       257,619
Dell Computer Corp. (b)......................................................        2,200       185,212
Delta Air Lines, Inc.........................................................        2,600       289,737
Deluxe Corp., Common Rights Callable Through 2/22/98.........................        7,300       257,781
Deposit Guaranty Corp........................................................        2,200       106,150
Digital Equipment Corp. (b)..................................................        3,000       147,750
Dime Bancorp, Inc............................................................        4,500       109,125
Donnelley (R.R.) & Sons Co...................................................        1,800        63,450
Doubletree Corp. (b).........................................................        1,900        83,481
Dow Chemical Co..............................................................        2,500       246,875
Dress Barn (b)...............................................................        3,100        79,825
Dresser Industries, Inc......................................................        2,200        82,225
DTE Energy Co................................................................          600        19,688
Du Pont (E. I.) de Nemours & Co..............................................       15,300       926,606
Dun & Bradstreet Corp........................................................       11,100       310,800
Dura Pharmaceuticals, Inc. (b)...............................................        1,800        78,975
Eastern Enterprises..........................................................        6,500       261,625
Eastman Chemical Co..........................................................        1,500        90,563
Eastman Kodak Co.............................................................        5,100       309,188
Echlin, Inc..................................................................        2,600        82,388
Ecolab, Inc..................................................................        2,500       127,500

                                  30           See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

-----------------------------------------------------------------------------------------
                                                                   Number
Description                                                       of Shares  Market Value
-----------------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Edison International..............................................      900    $   24,131
EG & G, Inc.......................................................    5,500       107,937
Electronic Arts (b)...............................................    2,300        77,050
Eletronics for Imaging, Inc. (b)..................................    2,100       101,325
EMC Corp. (b).....................................................    4,100       124,281
Emerson Electric Co...............................................    2,900       159,500
Enova Corp........................................................    6,200       161,200
Enron Corp........................................................    2,500        96,875
Entergy Corp......................................................   29,100       756,600
Etec Systems, Inc. (b)............................................    1,300        59,475
Exxon Corp........................................................   20,700     1,262,700
Falcon Drilling, Inc. (b).........................................    2,200        70,950
Family Dollar Stores, Inc.........................................    3,000        83,063
Fastenal Co.......................................................    1,800        95,400
Federal Express Corp. (b).........................................      800        53,650
Federal Home Loan Mortgage Corp...................................    2,800       115,500
Federal National Mortgage Association.............................   11,400       602,062
Federal Signal Corp...............................................    2,700        58,725
FINOVA Group, Inc.................................................    2,300       108,387
First American Corp-Tennessee.....................................    2,700       133,650
First Chicago NBD Corp............................................    4,600       359,950
First Commerce Corp...............................................    1,600       102,600
First Commercial Corp., Common Rights Callable Through 9/28/00....    3,000       153,375
First Hawaiian, Inc...............................................    2,000        76,000
First Midwest Bancorp, Inc. (b)...................................    2,700       106,312
First Security Corp...............................................    2,900        98,238
First Union Corp..................................................   11,000       536,250
First Virginia Banks, Inc., Common Rights Callable Through 8/8/98.    3,500       167,344
FirstMerit Corp...................................................    1,400        37,100
Fiserv, Inc. (b)..................................................    2,700       130,950
Fleet Financial Group, Inc........................................    4,100       270,856
Fleetwood Enterprises, Inc........................................      100         3,569
Fleming Cos., Inc.................................................    3,900        64,838

                                  31        See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

------------------------------------------------------------------
                                            Number
Description                                of Shares  Market Value
------------------------------------------------------------------
UNITED STATES (CONTINUED)
Fluor Corp.................................    2,500    $   89,844
FMC Corp. (b)..............................    1,400       102,287
Ford Motor Co..............................   18,200       782,600
Forest Labs, Inc. (b)......................    2,500       111,875
Fort James Corp............................      100         3,913
Fortune Brands, Inc........................    3,600       130,275
Freeport-McMoran Copper & Gold, Class B....    1,700        35,594
Fruit of the Loom, Inc. (b)................    3,600        83,925
Gannett, Inc...............................    2,500       145,156
Gap, Inc...................................    2,200       118,113
Gaylord Entertainment Co...................      900        27,506
General Dynamics Corp......................      400        34,650
General Electric Co........................   34,800     2,566,500
General Mills, Inc.........................    2,200       162,800
General Motors Corp........................    9,900       603,900
General Reinsurance Corp. (b)..............      800       158,800
General Signal Corp........................    3,000       122,437
Genesis Health Ventures, Inc. (b)..........    1,300        31,525
Genzyme Corp...............................    2,600        69,713
Giant Foods, Inc., Class A.................    3,600       121,500
Goodrich (B.F.) Co.........................    4,100       182,450
Goodyear Tire & Rubber Co..................    1,600        97,100
GPU, Inc...................................    1,300        51,350
Great Atlantic & Pacific Tea, Inc..........    6,700       206,862
Green Tree Financial Corp..................    4,100       125,563
GTE Corp...................................   12,500       632,031
GTECH Holdings Corp. (b)...................    1,500        48,281
Gulfstream Aerospace Corp. (b).............    3,900       114,562
H & R Block, Inc...........................    1,600        65,600
Halliburton Co.............................    1,200        64,725
Hanna (M.A.) Co............................    3,400        83,938
Hannaford Brothers Co......................    2,900       116,544
Harland (John H.) Co.......................    4,700        97,231


                                 32          See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------
                                               Number
Description                                  of Shares  Market Value
--------------------------------------------------------------------
UNITED STATES (CONTINUED)
Harleysville Group, Inc......................   4,900     $  113,312
Harman International Industries, Inc.........   1,800         91,125
Harnischfeger Industries, Inc................   1,800         68,738
Harrahs Entertainment, Inc. (b)..............   3,600         72,225
Harris Corp..................................   9,100        431,681
Harsco Corp..................................   3,900        154,537
Harte-Hanks Communications...................   2,600         89,700
Hartford Financial Services Group, Inc.......   5,300        443,875
Heinz (H. J.) & Co...........................   3,000        150,188
Hercules, Inc................................   6,700        325,369
Hershey Foods Corp...........................   2,100        128,887
Hewlett-Packard Co...........................  16,400      1,001,425
Hibernia Corp., Class A......................   7,200        130,500
Hilton Hotels Corp...........................   2,500         77,813
Home Depot, Inc..............................   9,600        537,000
Honeywell, Inc...............................   1,700        111,350
Hong Kong Land Hld Usd.......................  12,596         27,710
Houston Industries, Inc......................   2,500         59,219
Huntington Bancshares, Inc...................   1,800         61,200
Illinois Central Corp........................   1,900         68,519
IMCO Recycling, Inc..........................   3,000         47,250
Imperial Credit Mortgage Holdings, Inc.......   6,750        119,391
Ingersoll-Rand Co............................   2,600        106,275
INMC Mortgage Holdings, Inc..................   3,400         77,138
Integrated Health Services, Inc..............   2,200         66,963
Intel Corp...................................  19,900      1,544,737
Interim Services, Inc. (b)...................   3,700        104,756
International Business Machines Corp.........  12,900      1,413,356
International Flavours & Fragrances, Inc.....   3,000        144,562
International Game Technology................   3,400         85,000
International Rectifier Corp. (b)............   3,700         52,263
Interpublic Group of Cos., Inc...............     800         38,350
Interstate Bakeries Corp.....................   2,900        100,231

                                  33         See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                          Number
Description                                              of Shares  Market Value
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Invacare Corp.............................................   3,000    $   69,375
Iomega Corp. (b)..........................................   3,100       101,912
Ionics, Inc. (b)..........................................   2,400        88,500
ITT Industries, Inc.......................................   6,300       200,025
Jacobs Engineering Group, Inc. (b)........................   1,900        50,231
Jefferson-Pilot Corp......................................     700        53,419
Johns Manville Corp.......................................   4,300        47,031
Johnson & Johnson, Inc....................................  15,100       950,356
Johnson Controls, Inc.....................................   5,300       242,806
Jones Apparel Group, Inc. (b).............................   1,600        78,000
Jostens, Inc., Common Rights Callable Through 8/19/98.....   3,800        91,200
JP Morgan & Co., Inc......................................   1,600       182,700
KN Energy, Inc............................................   2,500       116,875
Kansas City Southern Industries, Inc......................   4,500       138,937
Kemet Corp. (b)...........................................   2,500        59,063
Kennametal, Inc...........................................   2,100       110,644
Kent Electronics Corp. (b)................................   2,400        80,400
Kerr-McGee Corp...........................................     300        19,894
Keycorp...................................................   5,200       350,675
Keyspan Energy Corp.......................................   1,400        46,638
Kimball International, Inc., Class B......................   2,300        92,144
Kimberly-Clark Corp.......................................   6,700       348,819
King World Productions, Inc...............................   2,500       135,937
KLA-Tencor Corp. (b)......................................   2,700       104,625
Knight-Ridder, Inc........................................     500        25,063
Komag, Inc. (b)...........................................   3,000        60,188
Latin American Discovery Fund, Inc. (c)................... 249,100     3,938,894
LCI International, Inc. (b)...............................   2,200        60,638
Lear Corp. (b)............................................   2,100        98,306
Lexmark International Group, Inc., Class A (b)............   2,700        86,063
LG & E Energy Corp........................................   4,000        89,500
Liberty Financial Cos., Inc...............................   1,600        86,700
Lilly (Eli) & Co. (b).....................................   6,800       428,825

                                      34       See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number
Description                                             of Shares  Market Value
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Limited, Inc...........................................     3,600      $ 86,625
Lincoln National Corp..................................     2,900       206,987
Littelfuse, Inc. (b)...................................     2,200        60,775
Lockheed Martin Corp...................................     4,100       400,006
Loews Corp.............................................     4,500       477,562
Long Island Lighting Co................................     2,900        78,300
Longs Drug Stores Corp.................................       800        23,400
Louisiana-Pacific Corp.................................     2,400        48,450
Lowe's Cos., Inc.......................................     5,900       271,031
Lubrizol Corp..........................................     2,400        93,600
Lucent Technologies, Inc...............................     2,000       160,250
MacFrugals Bargains Close Outs (b).....................     2,500       107,187
Magna Group, Inc.......................................     3,100       124,000
Mallinckrodt, Inc......................................     5,800       214,600
Manor Care, Inc........................................    14,500       511,125
Markel Corp. (b).......................................       700       107,800
Marriot International, Inc.............................       700        50,706
Martin Marietta Materials, Inc.........................     2,400        83,100
May Department Stores Co...............................     4,600       247,250
Maytag Corp............................................     2,600        84,013
MBIA, Inc..............................................     2,200       138,325
MBNA Corp..............................................     3,900       103,594
McClatchy Newspapers, Inc., Class A....................     3,600       103,500
McCormick & Co., Inc...................................     4,200       111,300
McDonalds Corp.........................................     8,400       407,400
McGraw Hill, Inc.......................................       500        34,219
MCN Corp...............................................     3,500       133,656
Medical Assurance, Inc. (b)............................     3,600       102,375
Medtronic, Inc.........................................     2,500       119,375
Mellon Bank Corp.......................................     3,000       170,062
Mercantile Stores, Inc.................................       900        58,163
Merck & Co., Inc.......................................    13,300     1,257,681
Meredith Corp..........................................     2,300        80,213

                             35               See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number
Description                                            of Shares  Market Value
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Meritor Automotive, Inc............................          1      $     21
Merrill Lynch & Co., Inc...........................      7,400       519,387
Meyer (Fred), Inc. (b).............................      2,700        91,463
Microchip Technology, Inc. (b).....................      2,300        80,500
Microsoft Corp. (b)................................     12,900     1,825,350
Millennium Chemicals, Inc..........................      4,100        94,300
Miller (Herman), Inc...............................      1,800        91,350
Millipore Corp.....................................      2,400        93,000
Minerals Technologies, Inc.........................      1,600        70,000
Minnesota Mining & Manufacturing Co................      2,800       272,825
Mobil Corp.........................................     10,900       784,119
Molex, Inc.........................................      2,700       102,769
Monsanto Co........................................      2,800       122,325
Montana Power Co...................................      3,400        93,075
Morgan Stanley Asia Pacific Fund, Inc. (c).........    124,800       928,200
Morton International, Inc..........................      2,900        98,781
Motorola, Inc......................................      7,400       465,275
MSC Industrial Direct, Inc., Class A (b)...........      1,600        62,200
Murphy Oil Corp....................................      2,300       126,500
Mylan Laboratories, Inc............................      4,000        88,750
Nabors Industries, Inc. (b)........................      4,300       150,769
Nalco Chemical Co..................................      3,200       124,200
National City Corp.................................      1,500       100,125
National Commerce Bancorp..........................      4,000       118,000
National Fuel Gas Co...............................      2,200       102,712
National Service Industries, Inc...................      1,900        88,944
NationsBank Corp...................................      8,900       534,556
NCS Healthcare, Inc., Class A (b)..................      3,400        90,525
New Century Energies, Inc..........................      5,500       243,375
New England Electric System........................      3,100       127,875
New Jersey Resources Corp..........................      2,900       100,956
New York St Electric & Gas Corp....................      4,600       141,450
New York Times Co..................................        700        41,563

                       36                     See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                          Number
Description                                              of Shares  Market Value
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Newell Co............................................        1,300   $    53,056
NICOR, Inc...........................................          200         8,050
Nine West Group, Inc. (b)............................        2,300        62,531
Noble Affiliates, Inc................................        1,600        59,400
Noble Drilling Corp. (b).............................        3,100        93,194
Nordson Corp., Common Rights
 Callable Through 9/9/98.............................        1,900        99,750
Norfolk Southern Corp................................          600        19,088
Norrell Corp.........................................        2,700        65,813
Northern Telecom.....................................        1,300       116,756
Northrop Grumman Corp................................          600        67,650
Norwest Corp.........................................        8,400       314,475
Novacare, Inc. (b)...................................        3,300        40,838
Novell, Inc. (b).....................................        4,500       134,125
Novellus Systems, Inc. (b)...........................        1,800        67,725
OO Reilly Automotive, Inc. (b).......................        2,900        68,513
Occidental Petroleum Corp............................        3,800       112,812
Office Depot, Inc. (b)...............................        7,000       165,375
Office Max, Inc. (b).................................        6,500        91,406
Ohio Casualty Corp...................................        2,200       100,375
Old Kent Financial Corp..............................        2,500       169,062
Olsten Corp..........................................        6,100        90,738
OM Group, Inc........................................        1,900        72,913
Omnicare, Inc........................................        3,600       103,950
One Valley Bancorp, Inc..............................        3,700       139,906
Oracle Systems Corp. (b).............................        2,500        83,281
Oregon Steel Mills, Inc..............................        2,900        56,913
Orion Capital Corp...................................        2,500       112,656
Oryx Energy Co. (b)..................................        3,700        99,900
PP&L Resources, Inc..................................        5,000       117,500
Pacific Century Financial Corp.......................        2,100       107,100
Pacific Enterprises, Common Rights
 Callable Through 3/6/99.............................        5,100       180,412
Pall Corp............................................        2,700        57,038
Parker Hannifin Corp.................................          800        35,600

                                       37     See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                          Number
Description                                              of Shares  Market Value
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Patterson Dental Co. (b)..............................       1,800   $    73,913
Payless Shoesource, Inc. (b)..........................       1,600       101,600
PECO Energy Co........................................       3,800        92,388
Penney (J.C.), Inc....................................       3,700       237,725
Pennzoil Co...........................................         500        33,313
Peoples Energy Corp...................................         900        32,963
Pep Boys..............................................       2,900        72,863
Perkin-Elmer Corp., Common Rights
 Callable Through 4/30/99.............................       1,200        83,475
Personnel Group of America, Inc. (b)..................       2,000        73,125
Pfizer, Inc...........................................      13,700       996,675
Pharmacia & Upjohn, Inc...............................       4,300       145,125
Phelps Dodge Corp.....................................       8,400       556,500
Philip Morris Cos., Inc...............................      34,400     1,496,400
Phillips Petroleum Co.................................       8,300       402,031
Phillips-Van Heusen Corp..............................       4,300        59,125
Photronics, Inc. (b)..................................       1,600        76,400
PhyCor, Inc. (b)......................................       2,700        66,488
Pier 1 Imports, Inc...................................       3,600        80,550
Pinnacle West Capital Corp............................       3,100       119,544
Pioneer Natural Resources Co. (b).....................       2,000        63,875
PMI Group, Inc........................................       1,400        91,000
PNC Bank Corp.........................................       3,300       177,581
Pogo Producing Co.....................................       1,900        59,613
Polaroid Corp.........................................       2,100        89,250
Policy Management Systems Corp. (b)...................       1,900       122,787
Potomac Electric Power Co.............................       4,900       121,275
PPG Industries, Inc...................................       1,500        86,906
Precision Castparts Corp..............................       1,800       106,875
Price (T. Rowe) & Associates, Inc.....................       1,900       123,500
Procter & Gamble Co...................................      16,100     1,228,631
Proffitt's, Inc. (b)..................................       2,600        79,463
Promus Hotel Corp. (b)................................       1,800        74,700
Protective Life Corp..................................       1,800       101,025

                                       38      See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                          Number
Description                                              of Shares  Market Value
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Provident Bankshares Corp.............................       1,800   $   106,650
Provident Cos., Inc...................................       2,200        72,188
Public Service Enterprise Group.......................      18,900       551,644
Puget Sound Energy, Inc., Common Rights
 Callable Through 1/25/01.............................       3,800       104,975
Quanex Corp...........................................       1,400        41,650
Quantum Corp. (b).....................................       4,100       109,162
Queens County Bancorp.................................       2,700        94,500
Quintiles Transnational Corp. (b).....................       1,300       101,563
RPM, Inc..............................................       5,600       112,000
Ralston-Ralston Purina Group..........................       2,000       186,000
Raychem Corp..........................................       3,200       302,600
Rayonier, Inc.........................................       1,800        87,975
Raytheon Co., Class B.................................       6,300       352,406
Readers Digest Association, Inc.,
 Class A Non Voting...................................       3,700        88,569
Reading & Bates Corp. (b).............................       2,100        80,588
Reebok International Ltd. (b).........................       2,900       114,006
Reliastar Financial Corp..............................       2,400        88,800
Renal Care Group, Inc. (b)............................       2,200        69,850
Rite Aid Corp.........................................         700        46,025
RLI Corp..............................................       3,200       139,800
Robert Half International, Inc........................       3,500       136,719
Rochester Gas & Electric Corp.........................       3,400        93,500
Rockwell International Corp...........................       4,500       219,375
Rohm & Haas Co........................................       1,200       110,325
Rowan Cos., Inc. (b)..................................       2,500        85,000
Royal Dutch Petroleum Co..............................      21,000     1,106,437
Russell Corp..........................................         500        15,281
Ryder Systems, Inc....................................       2,200        79,888
SAFECO Corp...........................................         700        34,213
Safeguard Scientifics, Inc. (b).......................       3,900       123,094
Sanmina Corp. (b).....................................         900        61,200
Sara Lee Corp.........................................       9,200       486,450
SBC Communications, Inc...............................       8,400       611,625

                                       39      See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number
Description                                            of Shares  Market Value
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
SCANA Corp............................................    3,700      $102,212
Scherer (R.P.) Corp. (b)..............................    1,800       110,362
Schering-Plough Corp..................................    1,200        75,225
Scholastic Corp. (b)..................................    1,800        68,738
SCI Systems, Inc. (b).................................    2,700       123,694
Scientific-Atlanta, Inc...............................    5,800       116,000
Sealed Air Corp. (b)..................................    2,100       119,437
Sears Roebuck & Co....................................   11,300       517,681
Service Corp. International...........................    7,200       263,250
Shared Medical Systems................................      300        19,200
Shaw Industries, Inc..................................    4,300        47,300
Sierra Health Services, Inc. (b)......................    2,200        80,025
Signet Banking Corp...................................    1,400        75,513
Smith International, Inc. (b).........................    1,300        83,200
Snap-On, Inc..........................................    3,600       158,175
Sonat, Inc............................................      700        30,494
Sonoco Products Co....................................    3,600       118,125
Springs Industries, Inc...............................    1,400        70,613
Sprint Corp...........................................    4,600       269,388
St. John Knits, Inc...................................    2,300        87,831
St. Jude Medical, Inc. (b)............................    3,600       106,650
St. Paul Bancorp, Inc.................................    2,900        71,050
St. Paul Cos., Inc....................................    1,400       112,000
Starbucks Corp. (b)...................................    2,600        90,675
Steel Dynamics, Inc. (b)..............................    3,800        70,300
Steris Corp. (b)......................................    1,600        75,200
Sterling Commerce, Inc. (b)...........................    2,400        83,400
Sterling Software, Inc. (b)...........................    2,900       106,212
Stewart Enterprises, Inc., Class A....................    2,700       117,281
Storage Technology Corp. (b)..........................    1,800       116,212
Sun Microsystems, Inc. (b)............................   10,500       378,000
Sun, Inc..............................................    6,300       254,756
Sunbeam Corp..........................................    1,800        79,313

                                      40       See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                        Number
Description                                            of Shares  Market Value
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Sunburst Hospitality Corp.(b)..........................    1,400      $ 14,000
SunGard Data Systems, Inc.(b)..........................    2,900        75,038
Sunrise Medical, Inc.(b)...............................    4,500        71,156
Superior Industries International, Inc.................    4,200       109,200
SUPERVALU, Inc.........................................   11,600       456,025
Sybase, Inc.(b)........................................    4,100        57,400
Sybron International Corp.(b)..........................    2,300       101,200
Symantec Corp.(b)......................................    6,100       152,500
Symbol Technologies, Inc...............................    2,100        82,031
Synopsys, Inc.(b)......................................    2,100        86,363
Sysco Corp.............................................      400        17,825
360 Communications Co.(b)..............................    4,100        78,925
3Com Corp.(b)..........................................    6,400       232,000
Tandy Corp.............................................    3,300       141,900
Tech Data Corp.(b).....................................    1,800        72,675
Tektronix, Inc.........................................    5,100       213,881
Tele-Communications TCI Ventures Group, Class A(b).....    5,566       125,931
Telephone & Data Systems, Inc..........................    2,700       118,631
Texaco, Inc............................................    5,300       299,450
Texas Instruments, Inc.................................    3,400       167,450
Texas Utilities Co.....................................    5,100       204,000
Thiokol Corp...........................................    1,500       123,937
Thomas & Betts Corp....................................    3,000       136,125
Tidewater, Inc.........................................    1,900       106,519
TIG Holdings, Inc......................................    1,900        61,156
Times Mirror Co., Series A.............................    1,300        77,188
TJX Cos., Inc..........................................    3,600       124,200
Torchmark, Inc.........................................    1,800        73,463
Toro Co................................................    1,800        79,425
Transamerica Corp......................................      800        86,850
Transatlantic Holdings, Inc............................    1,800       128,587
Transport Financial, Inc...............................    2,400        82,500
Travelers Group, Inc...................................   13,150       664,075

                                      41       See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                         Number
Description                                            of Shares   Market Value
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Triad Guaranty, Inc. (b).............................     3,200      $ 94,400
Trinity Industries, Inc..............................     2,100        95,288
TRW, Inc.............................................     2,700       153,225
Tupperware Corp......................................     2,700        64,463
Tyco International Ltd.  ............................     5,300       208,025
U.S. Airways Group, Inc. (b).........................     2,100       115,762
U.S. Bancorp.........................................     1,400       150,587
U.S. Surgical Corp...................................     4,300       113,412
U.S. West Media Group (b)............................     6,100       275,644
UCAR International, Inc. (b).........................     1,600        63,900
Ultramar Diamond Shamrock Corp.......................     3,100        94,356
Unicom Corp..........................................    15,600       454,350
Unifi, Inc...........................................     2,700       102,600
Unilever.............................................     6,200       359,988
Union Carbide Corp...................................     1,800        79,425
Union Pacific Corp...................................     1,300        78,000
Unisys Corp. (b).....................................     7,300       104,481
United Asset Management Corp.........................     2,900        75,581
United Cos. Financial Corp...........................     2,600        56,388
United Illuminating Co...............................     2,700       109,856
United States Cellular Corp. (b).....................     2,400        78,600
United States Filter Corp. (b).......................     3,500       109,812
United States Industries, Inc........................     1,800        46,350
United Technologies Corp.............................     2,900       217,319
Universal Health Services, Inc., Class B (b).........     2,300       100,481
Unocal Corp..........................................     3,700       147,306
UNUM Corp............................................     1,300        61,669
USF&G Corp...........................................     8,300       167,556
USG Corp. (b)........................................     2,100        98,438
UST, Inc.............................................     8,300       256,262
USX-U.S. Steel, Inc..................................    18,900       591,806
USX-Marathon Group...................................    11,400       390,450
Utilicorp United, Inc................................     3,500       119,656

                                       42      See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

                                                        Number
Description                                            of Shares   Market Value
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
VF Corp.............................................      1,400  $     64,663
Valero Energy Corp..................................      2,900        90,988
Varian Associates, Inc..............................      2,600       150,150
Vencor, Inc. (b)....................................      2,700        65,475
Viking Office Products, Inc. (b)....................      3,800        88,113
Vintage Petroleum, Inc..............................      2,400        46,500
Vishay Intertechnology, Inc. (b)....................      4,400        93,225
Vulcan Materials Co.................................      1,800       183,037
Walgreen Co.........................................      1,700        54,719
Wallace Computer Services, Inc......................      2,600        90,513
Wal-Mart Stores, Inc................................     28,100     1,122,244
Walt Disney Co......................................      3,500       332,281
Warner-Lambert Co...................................      1,600       223,800
Waste Management, Inc...............................      2,300        56,638
Weatherford Enterra, Inc. (b).......................      2,500       112,656
Webster Financial Corp..............................      1,300        81,453
Wendy's International, Inc..........................      5,100       107,100
Westamerica Bancorp.................................      2,200       201,025
Western Digital Corp. (b)...........................      2,500        50,469
Westinghouse Electric Corp..........................      1,700        51,000
Western National Corp...............................      2,300        67,850
Whitman Corp........................................     14,500       381,531
WICOR, Inc..........................................      1,600        73,800
Williams Cos., Inc..................................        100         5,344
Wisconsin Central Transportation Corp. (b)..........      2,600        78,325
Witco Corp..........................................      2,500       107,812
Worthington Industries, Inc.........................      1,500        27,188
WPS Resources Corp..................................      5,100       154,594
Xerox Corp..........................................      3,600       279,675
York International Corp.............................      2,700       125,044
Zions Bancorp.......................................      2,700       108,338
                                                                -------------
                                                                  116,180,308
                                                                -------------
  TOTAL COMMON STOCKS...............................              253,467,563
                                                                -------------

                                      43       See Notes to Financial Statements

                         November 30, 1997 (Unaudited)

                                                                                            Number
Description                                                                                of Shares   Market Value
-------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS 0.3%
AUSTRIA 0.1%
Bau Holdings.............................................................................        200   $      9,186
Bk Austria Ag............................................................................      1,466         60,249
Creditanstalt Bank.......................................................................      1,100         54,515
EA-Generali..............................................................................        100         11,604
Z-Laenderbank Bank Austria...............................................................      2,200         91,301
                                                                                                       ------------
                                                                                                            226,855
                                                                                                       ------------
FRANCE 0.0%
Casino Guichard Perrach..................................................................      2,800        155,194
                                                                                                       ------------
GERMANY 0.2%
RWE, Non Voting..........................................................................      6,400        257,851
SAP, Non Voting (ADR)....................................................................      1,150        354,097
                                                                                                       ------------
                                                                                                            611,948
                                                                                                       ------------
  TOTAL PREFERRED STOCKS.................................................................                   993,997
                                                                                                       ------------

CORPORATE OBLIGATIONS 0.0%
FRANCE 0.0%
Simco (337,000 par, 3.25% coupon, 01/01/06 maturity, convertible into
650 common shares).......................................................................                    29,171
                                                                                                       ------------

ITALY 0.0%
Mediobanca, SpA (11,200,000 par, 4.50% coupon, 01/00/00 maturity)........................                     6,373
                                                                                                       ------------
  TOTAL CORPORATE OBLIGATIONS............................................................                    35,544
                                                                                                       ------------
TOTAL LONG-TERM INVESTMENTS 85.2% (COST $234,609,119)....................................               254,497,104
                                                                                                       ------------
SHORT-TERM INVESTMENTS AT AMORTIZED COST 13.4%
COMMERCIAL PAPER 13.4%
State Street Bank & Trust Co. ($39,956,000 par, yielding 5.00%, maturing 12/01/97)(a)....                39,956,000
                                                                                                       ------------

TOTAL INVESTMENTS 98.6% (COST $274,565,119)..............................................               294,453,104
FOREIGN CURRENCY 0.3% (VARIOUS DENOMINATIONS, COST $829,824).............................                   808,893
OTHER ASSETS IN EXCESS OF LIABILITIES 1.1%...............................................                 3,203,907
                                                                                                       ------------
NET ASSETS 100.0%........................................................................              $298,465,904
                                                                                                       ============

(a) Assets segregated as collateral for open futures and forward transactions.

(b) Non-income producing security as this security currently does not declare dividends.

(c) Related party transactions. See Footnote 2.

                                      44       See Notes to Financial Statements

                      Statement of Assets and Liabilities
                         November 30, 1997 (Unaudited)

ASSETS:
Total Investments, at Market Value (Cost $274,565,119)......................................        $294,453,104
Foreign Currency, at Market Value (Cost $829,824)...........................................             808,893
Cash........................................................................................                 976
Receivables:
  Variation Margin on Futures...............................................................           2,057,747
  Dividends.................................................................................             574,382
  Fund Shares Sold..........................................................................             449,384
  Investments Sold..........................................................................             391,031
  Interest..................................................................................              16,649
Forward Currency Contracts..................................................................           1,686,056
Other.......................................................................................                  16
                                                                                                  --------------
  Total Assets..............................................................................         300,438,238
                                                                                                  --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................................................             697,304
  Fund Shares Repurchased...................................................................             655,810
  Investment Advisory Fee...................................................................             247,323
  Distributor and Affiliates................................................................             244,320
Accrued Expenses............................................................................              88,265
Trustee's Deferred Compensation and Retirement Plans........................................              39,312
                                                                                                  --------------
  Total Liabilities.........................................................................           1,972,334
                                                                                                  --------------
NET ASSETS..................................................................................        $298,465,904
                                                                                                  ==============
NET ASSETS CONSIST OF:
Capital.....................................................................................        $228,629,391
Accumulated Net Realized Gain...............................................................          51,292,931
Net Unrealized Appreciation.................................................................          19,800,963
Accumulated Distributions in Excess of Net Investment Income................................          (1,257,381)
                                                                                                  --------------
NET ASSETS..................................................................................        $298,465,904
                                                                                                  ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
     Net asset value and redemption price per share (Based on net assets of
     $150,967,296 and 9,321,820 shares of beneficial interest issued and
     outstanding)...........................................................................        $      16.20
  Maximum sales charge (5.75%* of offering price)...........................................                 .99
                                                                                                  --------------
  Maximum offering price to public..........................................................        $      17.19
                                                                                                  ==============
  Class B Shares:
     Net asset value and offering price per share (Based on net assets of $133,364,977
     and 8,546,519 shares of beneficial interest issued and outstanding)....................        $      15.60
                                                                                                  ==============
  Class C Shares:
     Net asset value and offering price per share (Based on net assets of $14,133,631
     and 897,284 shares of beneficial interest issued and outstanding)......................        $      15.75
                                                                                                  ==============

*On sales of $50,000 or more, the sales charge will be reduced.

                                      45       See Notes to Financial Statements

                            Statement of Operations
             For the Six Months Ended November 30, 1997 (Unaudited)

-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $190,057)..................    $ 2,334,418
Interest (Net of foreign withholding taxes of $80)........................        869,917
                                                                              -----------
  Total Income............................................................      3,204,335
                                                                              -----------
EXPENSES:
Investment Advisory Fee...................................................      1,494,556
Distribution (12b-1) and Service Fees (Attributed to Classes A, B and C
  of $188,240, $671,029 and $70,567, respectively)........................        929,836
Shareholder Services......................................................        764,012
Custody...................................................................        213,860
Legal.....................................................................         10,248
Trustees' Fees and Expenses...............................................          7,040
Other.....................................................................        162,699
                                                                              -----------
  Total Expenses..........................................................      3,582,251
                                                                              -----------
NET INVESTMENT LOSS.......................................................    $  (377,916)
                                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments.............................................................    $12,027,759
  Foreign Currency Transactions...........................................        445,929
  Futures.................................................................        174,852
                                                                              -----------
Net Realized Gain.........................................................     12,648,540
                                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period.................................................     26,931,817
                                                                              -----------
  End of the Period:
     Investments..........................................................     19,887,985
     Futures..............................................................     (1,747,188)
     Forward Currency Contracts...........................................      1,686,056
     Foreign Currency Translation.........................................        (25,890)
                                                                              -----------
                                                                               19,800,963
                                                                              -----------
Net Unrealized Depreciation During the Period.............................     (7,130,854)
                                                                              -----------
NET REALIZED AND UNREALIZED GAIN..........................................    $ 5,517,686
                                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS................................    $ 5,139,770
                                                                              ===========

                                      46       See Notes to Financial Statements

                       Statement of Changes in Net Assets

                 For the Six Months Ended November 30, 1997 and
                    the Year Ended May 31, 1997 (Unaudited)

---------------------------------------------------------------------------------------------------
                                                                   Six Months Ended      Year Ended
                                                                  November 30, 1997    May 31, 1997
---------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...............................................     $   (377,916)  $  (1,952,191)
Net Realized Gain.................................................       12,648,540      42,112,838
Net Unrealized Depreciation During the Period.....................       (7,130,854)       (810,153)
                                                                       ------------    ------------
Change in Net Assets from Operations..............................        5,139,770      39,350,494
                                                                       ------------    ------------
Distributions in Excess of Net Investment Income*.................              -0-      (1,377,948)
Distributions from Net Realized Gain*.............................              -0-      (6,599,826)
                                                                       -----------     ------------
Total Distributions...............................................              -0-      (7,977,774)
                                                                       ------------    ------------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...............        5,139,770      31,372,720
                                                                       ------------    ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.........................................       74,838,151     127,851,283
Net Asset Value of Shares Issued Through Dividend Reinvestment....              -0-       7,550,550
Cost of Shares Repurchased........................................      (55,575,934)   (101,392,502)
                                                                       ------------    ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS................       19,262,217      34,009,331
                                                                       ------------    ------------

TOTAL INCREASE IN NET ASSETS......................................       24,401,987      65,382,051
NET ASSETS:
Beginning of the Period...........................................      274,063,917     208,681,866
                                                                       ------------    ------------

End of the Period (Including accumulated distributions in
 excess of net investment income of $1,257,381 and
 $879,465, respectively)..........................................     $298,465,904    $274,063,917
                                                                       ============    ============

                                                                   Six Months Ended      Year Ended
*Distributions by Class                                           November 30, 1997    May 31, 1997
---------------------------------------------------------------------------------------------------
Distributions in Excess of Net Investment Income:
 Class A Shares...................................................      $       -0-    $(1,133,880)
 Class B Shares...................................................              -0-       (221,577)
 Class C Shares...................................................              -0-        (22,491)
                                                                        -----------    -----------
                                                                        $       -0-    $(1,377,948)
                                                                        ===========    ===========
Distributions from Net Realized Gain:
 Class A Shares...................................................      $       -0-    $(3,319,275)
 Class B Shares...................................................              -0-     (2,976,985)
 Class C Shares...................................................              -0-       (303,566)
                                                                        -----------    -----------
                                                                        $       -0-    $(6,599,826)
                                                                        ===========    ===========

                                      47      See Notes to Financial Statements

                              Financial Highlights

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Six Months Ended           Year Ended May 31
                                                                                         ------------------------------------------
Class A Shares                                                      November 30, 1997      1997      1996(a)    1995(a)     1994
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of the Period.......................................              $15.838    $13.98       $11.79     $11.67   $10.76
                                                                               ------     -----        -----      -----   ------
  Net Investment Income/Loss....................................                 .008     (.064)        (.04)      (.04)    (.06)
  Net Realized and Unrealized Gain..............................                 .349     2.460        2.561        .42   1.0125
                                                                               ------     -----        -----      -----   ------
Total from Investment Operations................................                 .357     2.396        2.521        .38    .9525
                                                                               ------     -----        -----      -----   ------
Less:
  Distributions in Excess of Net Investment Income..............                  -0-      .137          -0-        -0-      -0-
  Distributions from and in excess of Net Realized Gain.........                  -0-      .401         .331        .26    .0425
                                                                               ------   -------       ------     ------   ------
Total Distributions.............................................                  -0-      .538         .331        .26    .0425
                                                                               ------   -------       ------     ------   ------
Net Asset Value, End of the Period..............................              $16.195   $15.838       $13.98     $11.79   $11.67
                                                                               ------    ------       ------     ------   ------
Total Return (b)................................................                 2.27%*   17.67%       21.85%      3.36%    9.17%
Net Assets at End of the Period (In millions)...................              $ 151.0   $ 136.9       $106.7     $ 60.1   $ 41.8
Ratio of Expenses to Average Net Assets (c).....................                 2.02%     2.09%        2.22%      2.29%    2.46%
Ratio of Net Investment Income/Loss to Average Net Assets (c)...                  .13%     (.46%)       (.30%)     (.35%)   (.46%)
Portfolio Turnover..............................................                   50%*     144%          94%       120%     116%

Average Commission Rate per Equity Share Traded (d).............               $.0141    $.0206       $.0199         --       --

* Non-Annualized

(a) Based on average month-end shares outstanding.

(b) Total Return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(c) The impact on the Ratios of Expenses and Net Investment Income/Loss to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.

(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

                                      48       See Notes to Financial Statements

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)

---------------------------------------------------------------------------------------------------------
                                       Six Months Ended                     Year Ended May 31
                                                            ---------------------------------------------
Class B Shares                        November 30, 1997     1997        1996(a)      1995(a)      1994
---------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of the Period............           $15.318    $ 13.53      $ 11.50      $ 11.48      $ 10.67
                                                -------    -------      -------      -------      -------
  Net Investment Loss................             (.043)     (.139)        (.14)        (.13)        (.13)
  Net Realized and Unrealized Gain...              .329      2.358        2.501          .41        .9825
                                                -------    -------      -------      -------      -------
Total from Investment Operations.....              .286      2.219        2.361          .28        .8525
                                                -------    -------      -------      -------      -------
Less:
  Distributions in Excess
   of Net Investment Income..........               -0-       .030          -0-          -0-          -0-
  Distributions from and in
   Excess of Net Realized Gain.......               -0-       .401         .331          .26        .0425
                                                -------    -------      -------      -------      -------
Total Distributions..................               -0-       .431         .331          .26        .0425
                                                -------    -------      -------      -------      -------
Net Asset Value,
   End of the Period.................           $15.604    $15.318      $ 13.53      $ 11.50      $ 11.48
                                                =======    =======      =======      =======      =======
Total Return (b).....................              1.83%*    16.83%       20.90%        2.62%        8.21%
Net Assets at End
   of the Period (In millions).......           $ 133.4    $ 124.1      $  92.8      $  64.7      $  48.8
Ratio of Expenses to
   Average Net Assets (c)............              2.78%      2.86%        2.99%        3.05%        3.21%
Ratio of Net Investment Loss
   to Average Net Assets (c).........              (.63%)    (1.22%)      (1.11%)      (1.11%)      (1.19%)
Portfolio Turnover...................                50%*      144%          94%         120%         116%
Average Commission Rate
   per Equity Share Traded (d).......           $ .0141    $ .0206      $ .0199          --            --

*   Non-Annualized
(a) Based on average month-end shares outstanding.
(b) Total Return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(c) The impact on the Ratios of Expenses and Net Investment Loss to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.
(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.


                                       49      See Notes to Financial Statements

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)

--------------------------------------------------------------------------------------------------------------
                                                                                                 June 21, 1993
                                                                                                (Commencement
                                        Six Months Ended         Year Ended May 31,           of Distribution)
                                                            ----------------------------
Class C Shares                          November 30, 1997     1997     1996(a)    1995(a)   to May 31, 1994(a)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
   the Period.......................    $15.464             $ 13.66    $11.61     $11.59              $  10.29
                                        -------             -------    ------     ------              --------
   Net Investment Loss..............      (.045)              (.137)     (.14)      (.13)                 (.13)
   Net Realized and
    Unrealized Gain.................       .333               2.372     2.521        .41                1.4725
                                        -------             -------    ------     ------              --------
Total from Investment
   Operations.......................       .288               2.235     2.381        .28                1.3425
                                        -------             -------    ------     ------              --------
Less:
   Distributions in Excess of Net
    Investment Income...............        -0-                .030       -0-        -0-                   -0-
   Distributions from and in Excess
    of Net Realized Gain............        -0-                .401      .331        .26                 .0425
                                        -------             -------    ------     ------              --------
Total Distributions.................        -0-                .431      .331        .26                 .0425
                                        -------             -------    ------     ------              --------
Net Asset Value,
   End of the Period................    $15.752             $15.464    $13.66     $11.61              $  11.59
                                        =======             =======    ======     ======              ========
Total Return (b)....................       1.88%*             16.82%    20.87%      2.60%                13.06%*
Net Assets at End of the
   Period (In millions).............    $  14.1             $  13.0    $  9.2     $  6.6              $    5.1
Ratio of Expenses to Average
   Net Assets (c)...................       2.79%               2.87%     3.00%      3.05%                 3.21%
Ratio of Net Investment Loss
   to Average Net Assets (c)........       (.64%)             (1.23%)   (1.10%)    (1.13%)               (1.15%)
Portfolio Turnover..................         50%*               144%       94%       120%                  116%
Average Commission Rate per
   Equity Share Traded (d)..........    $ .0141             $ .0206    $ 0199         --                    --

*   Non-Annualized
(a) Based on average month-end shares outstanding.
(b) Total Return is based upon Net Asset Value which does not include payment of the maximum sales charge or contingent deferred sales charge.
(c) The impact on the Ratios of Expenses and Net Investment Loss to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.
(d) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

                                       50      See Notes to Financial Statements

                         Notes to Financial Statements
                         November 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Capital Global Equity Fund (the "Fund") is organized as a series of Van Kampen American Capital World Portfolio Series Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide long-term growth of capital by investing in an internationally diversified portfolio of equity securities. Investments in foreign securities involve certain risks not ordinarily associated with investments in securities of domestic issuers, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. The Fund commenced investment operations on August 5, 1991. The distribution of the Fund's Class B and Class C shares commenced on November 15, 1991 and June 21, 1993, respectively.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Unlisted securities and listed securities for which the last sales price is not available are valued at the last bid price. Fixed income investments are stated at value using market quotations. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.


B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

  The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securi-

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
ties only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Original issue discount is amortized over the life of each applicable security. Premiums on debt securities are not amortized. Market discounts are recognized at the time of sale as realized gains for book purposes and ordinary income for tax purposes.

D. CURRENCY TRANSLATION-Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Time. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions.

E. FEDERAL INCOME TAXES-It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

     At November 30, 1997, for federal income tax purposes, cost of long- and short-term investments is $275,853,361; the aggregate gross unrealized appreciation is $30,168,418 and the aggregate gross unrealized depreciation is $10,820,914, resulting in net unrealized appreciation on investments, futures, forward currency contracts and foreign currency of $19,347,504.

F. DISTRIBUTION OF INCOME AND GAINS-The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed annually. Net investment income for federal income tax purposes includes gains and losses realized on transactions in foreign currencies. These realized gains and losses are included as net realized gains or losses for financial reporting purposes.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly. Investment advisory fees are

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
calculated monthly, based on the average daily net assets of the Fund at the annual rate of 1.00%. The Adviser has entered into a subadvisory agreement with Morgan Stanley Asset Management Inc. (the "Subadvised") who provides advisory services to the Fund and the Adviser with respect to the Fund's investments. The Adviser pays 50% of its investment advisory fee to the Subadviser.

     For the six months ended November 30, 1997, the Fund recognized expenses of approximately $10,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

     For the six months ended November 30, 1997, the Fund recognized expenses of approximately $10,800 representing VKAC's cost of providing accounting services to the Fund. These services are provided by VKAC at cost.

     ACCESS Investor Services, Inc. (("ACCESS")), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended November 30, 1997, the Fund recognized expenses of approximately $582,200, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

     Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

     The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per Trustee under the plan is equal to $2,500.

     During the period, the Fund owned the following Morgan Stanley Funds which were managed by the Subadviser:

                                                                             Transactions
                                                                        During the Period
                                                                   ----------------------
                                             % of Net Assets       Cost of       Proceeds
                                          At November 30, 1997   Purchases       of Sales
-----------------------------------------------------------------------------------------
Latin America Discovery Fund, Inc.......               1.32%     $1,494,859    $      -0-
Morgan Stanley Asia Pacific Fund, Inc...               0.31%     $      -0-    $1,353,262
Morgan Stanley India Investment Fund....               0.00%     $      -0-    $1,547,936

                         November 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
3. CAPITAL TRANSACTIONS

The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C, each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

     At November 30, 1997, capital aggregated $114,356,947, $103,089,702 and
$11,182,742 for Classes A, B and C, respectively. For the six months ended November 30, 1997, transactions were as follows:

                                                        Shares          Value
-----------------------------------------------------------------------------
Sales:
  Class A.......................................     3,192,732   $ 53,170,480
  Class B.......................................     1,191,878     19,184,987
  Class C.......................................       153,134      2,482,684
                                                   -----------   ------------
Total Sales.....................................     4,537,744   $ 74,838,151
                                                   ===========   ============
Dividend Reinvestment:
  Class A.......................................           -0-   $        -0-
  Class B.......................................           -0-            -0-
  Class C.......................................           -0-            -0-
                                                   -----------   ------------
Total Dividend Reinvestment.....................           -0-   $        -0-
                                                   ===========   ============
Repurchases:
  Class A.......................................    (2,516,132)  $(41,987,054)
  Class B.......................................      (746,628)   (11,973,706)
  Class C.......................................       (99,227)    (1,615,174)
                                                   -----------   ------------
Total Repurchases...............................    (3,361,987)  $(55,575,934)
                                                   ===========   ============

                         November 30, 1997 (Unaudited)

------------------------------------------------------------------------------

     At May 31, 1997, capital aggregated $103,173,521, $95,878,421 and
$10,315,232 for Classes A, B and C, respectively. For the year ended May 31, 1997, transactions were as follows:

                                                        Shares           Value
------------------------------------------------------------------------------
Sales:
  Class A.......................................     6,134,539   $  89,228,576
  Class B.......................................     2,431,724      34,006,661
  Class C.......................................       326,525       4,616,046
                                                   -----------   -------------
Total Sales.....................................     8,892,788   $ 127,851,283
                                                   ===========   =============
Dividend Reinvestment:
  Class A.......................................       304,883   $   4,257,239
  Class B.......................................       221,179       2,997,101
  Class C.......................................        21,652         296,210
                                                   -----------   -------------
Total Dividend Reinvestment.....................       547,714   $   7,550,550
                                                   ===========   =============
Repurchases:
  Class A.......................................    (5,426,393)  $ (79,299,631)
  Class B.......................................    (1,408,797)    (19,584,581)
  Class C.......................................      (176,672)     (2,508,290)
                                                   -----------   -------------
Total Repurchases...............................    (7,011,862)  $(101,392,502)
                                                   ===========   =============

     Class B and C shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule. The Class B and C shares bear the expense of their respective deferred sales arrangements, including higher distribution and service fees and incremental transfer agency costs.

                         November 30, 1997 (Unaudited)

------------------------------------------------------------------------------
                                                          Contingent Deferred
                                                              Sales Charge
                                                          --------------------
Year of Redemption                                          Class B    Class C
------------------------------------------------------------------------------
First...................................................      5.00%     1.00%
Second..................................................      4.00%      None
Third...................................................      3.00%      None
Fourth..................................................      2.50%      None
Fifth...................................................      1.50%      None
Sixth and Thereafter....................................       None      None

     For the six months ended November 30, 1997, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $49,000 and CDSC on the redeemed shares of approximately $87,400. Sales charges do not represent expenses of the Fund.

4.   INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $128,589,743 and $136,604,808, respectively.

5.   DERIVATIVE FINANCIAL INSTRUMENTS
A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

     The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, manage the portfolio's effective yield, foreign currency exposure, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures or forward contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures or forward contract.

     Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS-A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used to provide the return of an index without purchasing all the securities underlying the index or to manage the Fund's overall exposure to the equity markets.

     Upon entering into future contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period

                         November 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

     Transactions in futures contracts for the six months ended November 30, 1997, were as follows:

                                                                     CONTRACTS
--------------------------------------------------------------------------------
Outstanding at May 31, 1997........................................         25
Futures Opened.....................................................        545
Futures Closed.....................................................       (297)
                                                                          -----
Outstanding at November 30, 1997...................................        273
                                                                          =====

     The futures contracts outstanding as of November 30, 1997, and the description and unrealized appreciation/depreciation are as follows:

                                                                   UNREALIZED
                                                                 APPRECIATION/
DESCRIPTION                                           CONTRACTS   DEPRECIATION
-------------------------------------------------------------------------------
LONG CONTRACTS
CAC 40 (France) Index Future, Dec. 1997
  (Current Notional Value of $572,600 per contract)...       40    $  (191,718)
FTSE 100 (United Kingdom) Index Future, Dec. 1997
  (Current Notional Value of $205,455)................       60     (1,298,737)
Milan (Italy) Stock Index Future, Dec. 1997
  (Current Notional Value of $134,056)................       10         45,278
SHORT CONTRACTS
Topix (Japan) Future, Dec. 1997
  (Current Notional Value of $9,880)..................       65       (238,367)
OMX Stock (Sweden) Index Futures, Dec. 1997
  (Current Notional Value of $31,645).................       90       (180,516)
DAX (Germany) Index Futures, Dec. 1997
  (Current Notional Value of $225,925)................        8        116,872
                                                          -----    -----------
                                                            273     (1,747,188)
                                                          =====    ===========

                         November 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
B. Foward Currency Contracts- These instruments are commitments to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency.

     At November 30, 1997, the Fund has outstanding forward currency contracts as follows:

                                                                                      Unrealized
                                                                          Current   Appreciation/
Description                                                                Value     Depreciation
--------------------------------------------------------------------------------------------------
LONG CONTRACTS
Australian Dollar,
  1,300,000 expiring 12/19/97..................................       $    888,274      $ (50,066)
French Franc,
  42,528,152 expiring 12/15/97-01/21/98........................          7,218,026        (81,658)
German Mark,
  11,084,635 expiring 01/16/98.................................          6,304,425       (157,696)
Italian Lira,
  13,934,888,400 expiring 01/21/98-02/19/98....................          8,063,768        (54,235)
Japanese Yen,
  1,362,193,460 expiring 01/26/98-03/16/98.....................         10,776,995       (487,415)
Netherlands Guilder,
  1,241,728 expiring 02/19/98..................................            627,915        (16,704)
Spanish Peseta,
  235,233,580 expiring 12/18/97-02/12/98.......................          1,578,866        (32,097)
                                                                                        ---------
                                                                                        $(879,871)
                                                                                        ---------
SHORT CONTRACTS
Australian Dollar,
  1,300,000 expiring 12/19/97..................................            888,274         51,236
German Mark,
  16,614,418 expiring 01/16/98-03/16/98........................          9,453,772         17,228
French Franc,
  30,072,747 expiring 12/15/97-03/16/98........................          5,105,458        (16,349)
Italian Lira,
  13,934,888,400 expiring 01/21/98-02/19/98....................          8,063,768         85,107
Japanese Yen,
  4,181,480,772 expiring 01/21/98-02/26/98.....................         33,115,735      2,341,822

                         November 30, 1997 (Unaudited)


---------------------------------------------------------------------------
                                                                 Unrealized
                                                  Current     Appreciation/
Description                                         Value      Depreciation
---------------------------------------------------------------------------
SHORT CONTRACTS (CONTINUED)
Netherlands Guilder,
  1,241,728 expiring 02/19/98................  $   627,915       $   12,085
Spanish Peseta,
  235,233,580 expiring 12/18/97-02/12/98.....    1,578,866            3,063
Swedish Krona,
  21,240,565 expiring 02/18/97...............    2,758,265           71,735
                                                                 ----------
                                                                 $2,565,927
                                                                 ==========

6. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

     Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the six months ended November 30, 1997, are payments to VKAC of approximately $585,700.

                Funds Distributed by Van Kampen American Capital

GLOBAL AND
INTERNATIONAL
  Global Equity Fund
  Global Government Securities Fund
  Global Managed Assets Fund
  Short-Term Global Income Fund
  Strategic Income Fund

EQUITY
Growth
  Aggressive Growth Fund
  Emerging Growth Fund
  Enterprise Fund
  Growth Fund
  Pace Fund
Growth & Income
  Comstock Fund
  Equity Income Fund
  Growth and Income Fund
  Harbor Fund
  Real Estate Securities Fund
  Utility Fund

FIXED INCOME
  Corporate Bond Fund
  Government Securities Fund
  High Income Corporate Bond Fund
  High Yield Fund
  Limited Maturity Government Fund
  Prime Rate Income Trust
  Reserve Fund
  U.S. Government Fund
  U.S. Government Trust for Income

TAX-FREE
  California Insured Tax Free Fund
  Florida Insured Tax Free Income Fund
  High Yield Municipal Fund
  Insured Tax Free Income Fund
  Intermediate Term Municipal Income Fund
  Municipal Income Fund
  New York Tax Free Income Fund
  Pennsylvania Tax Free Income Fund
  Tax Free High Income Fund
  Tax Free Money Fund

MORGAN STANLEY
FUND, INC.
  Aggressive Equity Fund
  American Value Fund
  Asian Growth Fund
  Emerging Markets Fund
  Global Equity Fund
  Global Equity Allocation Fund
  Global Fixed Income Fund
  High Yield Fund
  International Magnum Fund
  Latin American Fund
  U.S. Real Estate Fund
  Value Fund
  Worldwide High Income Fund

Ask your investment representative for a prospectus containing more complete information, including sales charges and expenses. Please read it carefully before you invest or send money. Or call us weekdays from 7:00 a.m. to 7:00 p.m. Central time at 1-800-341-2911 for Van Kampen American Capital and Morgan Stanley funds.

                 Van Kampen American Capital Global Equity Fund


Board of  Trustees

J. MILES BRANAGAN
RICHARD M. DEMARTINI*
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
JACK E. NELSON
JEROME L. ROBINSON
PHILLIP B. ROONEY
FERNANDO SISTO
WAYNE W. WHALEN* - CHAIRMAN

Officers

DENNIS J. MCDONNELL*
 President
RONALD A. NYBERG*
 Vice President and Secretary
EDWARD C. WOOD, III*
 Vice President and Chief Financial Officer
CURTIS W. MORELL*
 Vice President and Chief Accounting Officer
JOHN L. SULLIVAN*
 Treasurer
TANYA M. LODEN*
 Controller
PETER W. HEGEL*
ALAN T. SACHTLEBEN*
PAUL R. WOLKENBERG*
 Vice Presidents

Investment Adviser

VAN KAMPEN AMERICAN CAPITAL
ASSET MANAGEMENT, INC.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181

Investment Subadviser

MORGAN STANLEY ASSET
MANAGEMENT INC.
1585 Broadway
New York, New York 10036

Distributor

VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181

Shareholder Servicing Agent

ACCESS INVESTOR
SERVICES, INC.
P.O. Box 418256
Kansas City, Missouri 64141-9256

Custodian

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02105

Legal Counsel

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

Independent Accountants

PRICE WATERHOUSE LLP
200 E. Randolph
Chicago, Illinois  60601

* "Interested" persons of the Fund, as defined in the Investment Company Act of 1940 .

(C)  Van Kampen American Capital Distributors, Inc., 1997 All rights reserved.

(SM) denotes a service mark of
     Van Kampen American Capital Distributors, Inc.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless it has been preceded or is accompanied by an effective prospectus of the Fund which contains additional information on how to purchase shares, the sales charge, and other pertinent data. After March 31, 1997, this report, if used with prospective investors, must be accompanied by a quarterly performance update, if applicable.

                                                                ----------------
                                                                    Bulk Rate
Van Kampen American Capital Distributors, Inc.                     U.S. Postage
One Parkview Plaza                                                    PAID
Oakbrook Terrace, Illinois 60181                                   VAN KAMPEN
                                                                AMERICAN CAPITAL
                                                                ----------------